UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22954

HIMCO VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)

One Hartford Plaza, Hartford, Connecticut		06155
(Address of principal executive offices)		(Zip code)

Brenda J. Page Hartford Investment Management Company One Hartford Plaza Hartford, Connecticut 06155
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(860) 297-6444

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

HIMCO VIT American Funds Asset Allocation Fund
Schedule of Investments
March 31, 2017 (Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
1,690,772	American Funds Insurance Series - Asset Allocation Fund Class 1		$38,701,780

	Total Investment Companies (cost $35,514,246)		38,701,780

	Total Investments (cost $35,514,246)(2)	100.1%	$38,701,780
	Other Assets and Liabilities	(0.1)%	(23,752)

	Total Net Assets	100.0%	$38,678,028

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)          See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

(2)          At March 31, 2017, the cost of securities for federal income tax purposes was $35,514,246, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$3,187,534
Unrealized Depreciation	-

Net Unrealized Appreciation	$3,187,534

At March 31, 2017, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$38,701,780
Total	$38,701,780

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT American Funds Blue Chip Income and Growth Fund
Schedule of Investments
March 31, 2017 (Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
2,668,706	American Funds Insurance Series - Blue Chip Income and Growth Fund Class 1		$37,655,449

	Total Investment Companies (cost $33,687,899)		37,655,449

	Total Investments (cost $33,687,899)(2)	100.1%	$37,655,449
	Other Assets and Liabilities	(0.1)%	(24,234)

	Total Net Assets	100.0%	$37,631,215

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)          See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

(2)          At March 31, 2017, the cost of securities for federal income tax purposes was $33,695,602, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$3,959,847
Unrealized Depreciation	-

Net Unrealized Appreciation	$3,959,847

At March 31, 2017, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$37,655,449
Total	$37,655,449

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT American Funds Bond Fund
Schedule of Investments
March 31, 2017 (Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
12,287,609	American Funds Insurance Series - Bond Fund Class 1		$134,180,689

	Total Investment Companies (cost $134,446,662)		134,180,689

	Total Investments (cost $134,446,662)(2)	100.1%	$134,180,689
	Other Assets and Liabilities	(0.1)%	(72,577)

	Total Net Assets	100.0%	$134,108,112

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)          See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

(2)          At March 31, 2017, the cost of securities for federal income tax purposes was $135,094,533, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$-
Unrealized Depreciation	(913,844)

Net Unrealized Depreciation	$(913,844)

At March 31, 2017, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$134,180,689
Total	$134,180,689

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT American Funds Global Bond Fund
Schedule of Investments
March 31, 2017 (Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
919,193	American Funds Insurance Series - Global Bond Fund Class 1		$10,552,333

	Total Investment Companies (cost $11,004,815)		10,552,333

	Total Investments (cost $11,004,815)(2)	100.1%	$10,552,333
	Other Assets and Liabilities	(0.1)%	(10,148)

	Total Net Assets	100.0%	$10,542,185

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)          See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

(2)          At March 31, 2017, the cost of securities for federal income tax purposes was $11,191,178, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$-
Unrealized Depreciation	(638,845)

Net Unrealized Depreciation	$(638,845)

At March 31, 2017, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$10,552,333
Total	$10,552,333

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT American Funds Global Growth and Income Fund
Schedule of Investments
March 31, 2017 (Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
2,303,562	American Funds Insurance Series - Global Growth and Income Fund Class 1		$32,180,755

	Total Investment Companies (cost $24,212,997)		32,180,755

	Total Investments (cost $24,212,997)(2)	100.1%	$32,180,755
	Other Assets and Liabilities	(0.1)%	(21,650)

	Total Net Assets	100.0%	$32,159,105

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)          See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

(2)          At March 31, 2017, the cost of securities for federal income tax purposes was $25,161,958, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$7,018,797
Unrealized Depreciation	-

Net Unrealized Appreciation	$7,018,797

At March 31, 2017, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$32,180,755
Total	$32,180,755

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT American Funds Global Growth Fund
Schedule of Investments
March 31, 2017 (Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
638,221	American Funds Insurance Series - Global Growth Fund Class 1		$16,842,662

	Total Investment Companies (cost $15,871,307)		16,842,662

	Total Investments (cost $15,871,307)(2)	100.1%	$16,842,662
	Other Assets and Liabilities	(0.1)%	(12,478)

	Total Net Assets	100.0%	$16,830,184

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)          See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

(2)          At March 31, 2017, the cost of securities for federal income tax purposes was $15,911,121, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$931,541
Unrealized Depreciation	-

Net Unrealized Appreciation	$931,541

At March 31, 2017, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$16,842,662
Total	$16,842,662

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT American Funds Global Small Capitalization Fund
Schedule of Investments
March 31, 2017 (Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
1,667,907	American Funds Insurance Series - Global Small Capitalization Fund Class 1		$36,443,769

	Total Investment Companies (cost $35,976,976)		36,443,769

	Total Investments (cost $35,976,976)(2)	100.1%	$36,443,769
	Other Assets and Liabilities	(0.1)%	(23,596)

	Total Net Assets	100.0%	$36,420,173

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)          See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

(2)          At March 31, 2017, the cost of securities for federal income tax purposes was $36,006,867, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$436,902
Unrealized Depreciation	-

Net Unrealized Appreciation	$436,902

At March 31, 2017, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$36,443,769
Total	$36,443,769

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT American Funds Growth Fund
Schedule of Investments
March 31, 2017 (Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
3,135,610	American Funds Insurance Series - Growth Fund Class 1		$230,498,676

	Total Investment Companies (cost $192,123,846)		230,498,676

	Total Investments (cost $192,123,846)(2)	100.1%	$230,498,676
	Other Assets and Liabilities	(0.1)%	(120,149)

	Total Net Assets	100.0%	$230,378,527

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)          See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

(2)          At March 31, 2017, the cost of securities for federal income tax purposes was $197,738,164, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$32,760,512
Unrealized Depreciation	-

Net Unrealized Appreciation	$32,760,512

At March 31, 2017, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$230,498,676
Total	$230,498,676

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT American Funds Growth-Income Fund
Schedule of Investments
March 31, 2017 (Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
2,811,469	American Funds Insurance Series - Growth-Income Fund Class 1		$133,207,419

	Total Investment Companies (cost $115,435,557)		133,207,419

	Total Investments (cost $115,435,557)(2)	100.1%	$133,207,419
	Other Assets and Liabilities	(0.1)%	(70,931)

	Total Net Assets	100.0%	$133,136,488

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)          See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

(2)          At March 31, 2017, the cost of securities for federal income tax purposes was $118,645,302, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$14,562,117
Unrealized Depreciation	-

Net Unrealized Appreciation	$14,562,117

At March 31, 2017, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$133,207,419
Total	$133,207,419

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT American Funds International Fund
Schedule of Investments
March 31, 2017 (Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
7,448,527	American Funds Insurance Series - International Fund Class 1		$137,648,776

	Total Investment Companies (cost $129,262,468)		137,648,776

	Total Investments (cost $129,262,468)(2)	100.1%	$137,648,776
	Other Assets and Liabilities	(0.1)%	(76,883)

	Total Net Assets	100.0%	$137,571,893

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)          See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

(2)          At March 31, 2017, the cost of securities for federal income tax purposes was $131,876,876, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$5,771,900
Unrealized Depreciation	-

Net Unrealized Appreciation	$5,771,900

At March 31, 2017, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$137,648,776
Total	$137,648,776

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT American Funds New World Fund
Schedule of Investments
March 31, 2017 (Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
879,559	American Funds Insurance Series - New World Fund Class 1		$18,998,467

	Total Investment Companies (cost $19,198,246)		18,998,467

	Total Investments (cost $19,198,246)(2)	100.1%	$18,998,467
	Other Assets and Liabilities	(0.1)%	(14,330)

	Total Net Assets	100.0%	$18,984,137

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)          See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

(2)          At March 31, 2017, the cost of securities for federal income tax purposes was $19,622,412, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$-
Unrealized Depreciation	(623,945)

Net Unrealized Depreciation	$(623,945)

At March 31, 2017, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$18,998,467
Total	$18,998,467

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments
March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 99.3%
	Automobiles & Components - 0.7%
10,807	BorgWarner, Inc.	$451,625
14,496	Delphi Automotive plc	1,166,783
210,325	Ford Motor Co.	2,448,183
73,457	General Motors Co.	2,597,440
13,561	Goodyear Tire & Rubber Co. (The)	488,196
9,487	Harley-Davidson, Inc.	573,963
		7,726,190
	Banks - 6.4%
540,194	Bank of America Corp.	12,743,176
43,574	BB&T Corp.	1,947,758
149,297	Citigroup, Inc.	8,930,947
27,437	Citizens Financial Group, Inc.	947,948
9,479	Comerica, Inc.	650,070
40,351	Fifth Third Bancorp	1,024,915
58,541	Huntington Bancshares, Inc.	783,864
192,487	JPMorgan Chase & Co.	16,908,058
57,782	KeyCorp	1,027,364
8,299	M&T Bank Corp.	1,284,104
18,593	People’s United Financial, Inc.	338,393
26,202	PNC Financial Services Group, Inc. (The)	3,150,528
64,970	Regions Financial Corp.	944,014
26,497	SunTrust Banks, Inc.	1,465,284
85,785	US Bancorp	4,417,928
242,645	Wells Fargo & Co.	13,505,621
10,897	Zions Bancorp	457,674
		70,527,646
	Capital Goods - 7.3%
32,127	3M Co.	6,146,859
2,383	Acuity Brands, Inc.	486,132
5,141	Allegion plc	389,174
12,417	AMETEK, Inc.	671,511
23,735	Arconic, Inc.	625,180
30,692	Boeing Co. (The)	5,428,187
31,599	Caterpillar, Inc.	2,931,123
8,336	Cummins, Inc.	1,260,403
15,791	Deere & Co.	1,719,008
8,374	Dover Corp.	672,851
24,219	Eaton Corp. plc	1,795,839
34,747	Emerson Electric Co.	2,079,955
15,585	Fastenal Co.	802,627
7,066	Flowserve Corp.	342,136
7,461	Fluor Corp.	392,598
16,221	Fortive Corp.	976,829
8,232	Fortune Brands Home & Security, Inc.	500,917
15,334	General Dynamics Corp.	2,870,525
470,121	General Electric Co.	14,009,606
41,018	Honeywell International, Inc.	5,121,918
16,808	Illinois Tool Works, Inc.	2,226,556
13,982	Ingersoll-Rand plc	1,137,016
6,548	Jacobs Engineering Group, Inc.	361,973
50,584	Johnson Controls International plc	2,130,598
4,183	L3 Technologies, Inc.	691,408
13,453	Lockheed Martin Corp.	3,600,023

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 99.3% (continued)
	Capital Goods - (continued)
17,286	Masco Corp.	$587,551
9,408	Northrop Grumman Corp.	2,237,599
18,919	PACCAR, Inc.	1,271,357
7,183	Parker-Hannifin Corp.	1,151,579
9,050	Pentair plc	568,159
8,182	Quanta Services, Inc.(2)	303,634
15,771	Raytheon Co.	2,405,077
6,922	Rockwell Automation, Inc.	1,077,825
7,049	Rockwell Collins, Inc.	684,881
5,489	Roper Technologies, Inc.	1,133,424
3,110	Snap-on, Inc.	524,564
8,223	Stanley Black & Decker, Inc.	1,092,590
14,604	Textron, Inc.	695,004
2,676	TransDigm Group, Inc.	589,148
4,521	United Rentals, Inc.(2)	565,351
40,383	United Technologies Corp.	4,531,376
2,916	WW Grainger, Inc.	678,728
9,713	Xylem, Inc.	487,787
		79,956,586
	Commercial & Professional Services - 0.6%
4,654	Cintas Corp.	588,917
2,034	Dun & Bradstreet Corp. (The)	219,550
6,470	Equifax, Inc.	884,708
18,145	Nielsen Holdings plc	749,570
12,391	Republic Services, Inc.	778,278
6,836	Robert Half International, Inc.	333,802
4,575	Stericycle, Inc.(2)	379,222
8,321	Verisk Analytics, Inc.(2)	675,166
21,812	Waste Management, Inc.	1,590,531
		6,199,744
	Consumer Durables & Apparel - 1.2%
15,005	Coach, Inc.	620,157
18,329	DR Horton, Inc.	610,539
6,169	Garmin Ltd.	315,298
20,477	Hanesbrands, Inc.	425,103
6,036	Hasbro, Inc.	602,514
7,246	Leggett & Platt, Inc.	364,619
10,946	Lennar Corp., Class A	560,326
18,476	Mattel, Inc.	473,170
8,692	Michael Kors Holdings Ltd.(2)	331,252
3,401	Mohawk Industries, Inc.(2)	780,495
26,028	Newell Brands, Inc.	1,227,741
71,415	NIKE, Inc., Class B	3,979,958
15,411	PulteGroup, Inc.	362,929
4,264	PVH Corp.	441,196
3,037	Ralph Lauren Corp.	247,880
9,930	Under Armour, Inc., Class A(2)	196,415
9,898	Under Armour, Inc., Class C(2)	181,133
17,862	VF Corp.	981,874
4,007	Whirlpool Corp.	686,519
		13,389,118

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 99.3% (continued)
	Consumer Services - 1.6%
22,499	Carnival Corp.	$1,325,416
1,549	Chipotle Mexican Grill, Inc.(2)	690,110
6,695	Darden Restaurants, Inc.	560,171
11,213	H&R Block, Inc.	260,702
16,945	Marriott International, Inc., Class A	1,595,880
44,137	McDonald’s Corp.	5,720,597
9,050	Royal Caribbean Cruises Ltd.	887,895
78,530	Starbucks Corp.	4,585,367
5,657	Wyndham Worldwide Corp.	476,828
4,260	Wynn Resorts Ltd.	488,239
18,121	Yum! Brands, Inc.	1,157,932
		17,749,137
	Diversified Financials - 5.2%
3,054	Affiliated Managers Group, Inc.	500,673
40,793	American Express Co.	3,227,134
8,301	Ameriprise Financial, Inc.	1,076,474
55,912	Bank of New York Mellon Corp. (The)	2,640,724
102,339	Berkshire Hathaway, Inc., Class B(2)	17,057,864
6,558	BlackRock, Inc.	2,515,058
25,901	Capital One Financial Corp.	2,244,581
4,953	CBOE Holdings, Inc.	401,540
65,459	Charles Schwab Corp. (The)	2,671,382
18,305	CME Group, Inc.	2,174,634
20,772	Discover Financial Services	1,420,597
14,801	E*TRADE Financial Corp.(2)	516,407
18,525	Franklin Resources, Inc.	780,643
19,964	Goldman Sachs Group, Inc. (The)	4,586,130
32,110	Intercontinental Exchange, Inc.	1,922,426
21,673	Invesco Ltd.	663,844
17,416	Leucadia National Corp.	452,816
8,943	Moody’s Corp.	1,001,974
77,379	Morgan Stanley	3,314,916
6,201	NASDAQ, Inc.	430,659
15,680	Navient Corp.	231,437
11,591	Northern Trust Corp.	1,003,549
6,893	Raymond James Financial, Inc.	525,660
13,924	S&P Global, Inc.	1,820,424
19,348	State Street Corp.	1,540,294
41,494	Synchrony Financial	1,423,244
13,125	T Rowe Price Group, Inc.	894,469
		57,039,553
	Energy - 6.5%
30,137	Anadarko Petroleum Corp.	1,868,494
20,362	Apache Corp.	1,046,403
22,910	Baker Hughes, Inc.	1,370,476
25,596	Cabot Oil & Gas Corp.	612,000
40,703	Chesapeake Energy Corp.(2)	241,776
102,007	Chevron Corp.	10,952,492
5,124	Cimarex Energy Co.	612,267
7,980	Concho Resources, Inc.(2)	1,024,153
66,596	ConocoPhillips	3,321,142
28,276	Devon Energy Corp.	1,179,675
31,079	EOG Resources, Inc.	3,031,756

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 99.3% (continued)
	Energy - (continued)
9,337	EQT Corp.	$570,491
223,430	Exxon Mobil Corp.	18,323,494
46,680	Halliburton Co.	2,297,123
5,865	Helmerich & Payne, Inc.	390,433
14,493	Hess Corp.	698,708
103,440	Kinder Morgan, Inc.	2,248,786
45,770	Marathon Oil Corp.	723,166
28,462	Marathon Petroleum Corp.	1,438,469
8,827	Murphy Oil Corp.	252,364
20,456	National Oilwell Varco, Inc.	820,081
10,709	Newfield Exploration Co.(2)	395,269
23,460	Noble Energy, Inc.	805,616
41,182	Occidental Petroleum Corp.	2,609,292
11,345	ONEOK, Inc.	628,967
23,795	Phillips 66	1,885,040
9,158	Pioneer Natural Resources Co.	1,705,494
10,177	Range Resources Corp.	296,151
75,105	Schlumberger Ltd.	5,865,700
26,533	Southwestern Energy Co.(2)	216,775
25,190	TechnipFMC plc(2)	818,675
6,303	Tesoro Corp.	510,921
20,977	Transocean Ltd.(2)	261,164
24,332	Valero Energy Corp.	1,612,968
44,483	Williams Cos., Inc. (The)	1,316,252
		71,952,033
	Food & Staples Retailing - 1.9%
23,656	Costco Wholesale Corp.	3,966,875
55,272	CVS Health Corp.	4,338,852
49,798	Kroger Co. (The)	1,468,543
26,790	Sysco Corp.	1,390,937
81,153	Wal-Mart Stores, Inc.	5,849,508
45,928	Walgreens Boots Allliance, Inc.	3,814,320
17,077	Whole Foods Market, Inc.	507,529
		21,336,564
	Food, Beverage & Tobacco - 5.3%
104,518	Altria Group, Inc.	7,464,675
30,769	Archer-Daniels-Midland Co.	1,416,605
9,531	Brown-Forman Corp., Class B	440,142
10,384	Campbell Soup Co.	594,380
208,215	Coca-Cola Co. (The)	8,836,645
22,250	Conagra Brands, Inc.	897,565
9,305	Constellation Brands, Inc., Class A	1,508,061
9,812	Dr Pepper Snapple Group, Inc.	960,791
31,256	General Mills, Inc.	1,844,417
7,532	Hershey Co. (The)	822,871
14,532	Hormel Foods Corp.	503,243
6,289	JM Smucker Co. (The)	824,362
13,645	Kellogg Co.	990,763
32,138	Kraft Heinz Co. (The)	2,918,452
6,109	McCormick & Co., Inc.	595,933
9,886	Mead Johnson Nutrition Co.	880,645
9,937	Molson Coors Brewing Co., Class B	951,070
82,259	Mondelez International, Inc., Class A	3,543,718

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 99.3% (continued)
	Food, Beverage & Tobacco - (continued)
21,675	Monster Beverage Corp.(2)	$1,000,735
76,908	PepsiCo, Inc.	8,602,929
83,597	Philip Morris International, Inc.	9,438,101
44,565	Reynolds American, Inc.	2,808,486
15,545	Tyson Foods, Inc., Class A	959,282
		58,803,871
	Health Care Equipment & Services - 5.3%
93,105	Abbott Laboratories	4,134,793
18,949	Aetna, Inc.	2,416,945
8,897	AmerisourceBergen Corp.	787,384
14,245	Anthem, Inc.	2,355,838
26,192	Baxter International, Inc.	1,358,317
11,468	Becton Dickinson and Co.	2,103,690
73,465	Boston Scientific Corp.(2)	1,827,075
16,994	Cardinal Health, Inc.	1,385,861
9,268	Centene Corp.(2)	660,438
15,809	Cerner Corp.(2)	930,360
13,850	Cigna Corp.	2,028,886
2,642	Cooper Cos., Inc. (The)	528,109
3,881	CR Bard, Inc.	964,584
32,874	Danaher Corp.	2,811,713
8,386	DaVita, Inc.(2)	569,996
12,367	DENTSPLY SIRONA, Inc.	772,195
11,434	Edwards Lifesciences Corp.(2)	1,075,596
6,301	Envision Healthcare Corp.(2)	386,377
32,636	Express Scripts Holding Co.(2)	2,151,039
15,556	HCA Holdings, Inc.(2)	1,384,328
4,266	Henry Schein, Inc.(2)	725,092
15,053	Hologic, Inc.(2)	640,505
8,046	Humana, Inc.	1,658,602
4,742	IDEXX Laboratories, Inc.(2)	733,161
1,978	Intuitive Surgical, Inc.(2)	1,516,078
5,530	Laboratory Corp. of America Holdings(2)	793,389
11,437	McKesson Corp.	1,695,650
73,776	Medtronic plc	5,943,395
4,395	Patterson Cos., Inc.	198,786
7,384	Quest Diagnostics, Inc.	725,035
16,661	Stryker Corp.	2,193,421
51,838	UnitedHealth Group, Inc.	8,501,950
4,828	Universal Health Services, Inc., Class B	600,845
5,036	Varian Medical Systems, Inc.(2)	458,931
10,835	Zimmer Biomet Holdings, Inc.	1,323,062
		58,341,426
	Household & Personal Products - 2.0%
13,724	Church & Dwight Co., Inc.	684,416
6,901	Clorox Co. (The)	930,462
47,573	Colgate-Palmolive Co.	3,481,868
25,393	Coty, Inc., Class A	460,375
11,957	Estee Lauder Cos., Inc. (The), Class A	1,013,834
19,170	Kimberly-Clark Corp.	2,523,347
137,759	Procter & Gamble Co. (The)	12,377,646
		21,471,948

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 99.3% (continued)
	Insurance - 2.7%
21,633	Aflac, Inc.	$1,566,662
19,674	Allstate Corp. (The)	1,603,234
50,139	American International Group, Inc.	3,130,178
14,134	Aon plc	1,677,565
9,545	Arthur J Gallagher & Co.	539,674
3,000	Assurant, Inc.	287,010
25,100	Chubb Ltd.	3,419,875
8,047	Cincinnati Financial Corp.	581,557
20,105	Hartford Financial Services Group, Inc. (The)(3)	966,447
12,134	Lincoln National Corp.	794,170
14,894	Loews Corp.	696,592
27,782	Marsh & McLennan Cos., Inc.	2,052,812
58,580	MetLife, Inc.	3,094,196
14,423	Principal Financial Group, Inc.	910,236
31,298	Progressive Corp. (The)	1,226,256
23,172	Prudential Financial, Inc.	2,471,989
5,905	Torchmark Corp.	454,921
15,076	Travelers Cos., Inc. (The)	1,817,261
12,345	Unum Group	578,857
6,870	Willis Towers Watson PLC	899,214
14,276	XL Group Ltd.	569,041
		29,337,747
	Materials - 2.8%
11,723	Air Products & Chemicals, Inc.	1,586,005
6,069	Albemarle Corp.	641,129
4,835	Avery Dennison Corp.	389,701
9,462	Ball Corp.	702,648
12,514	CF Industries Holdings, Inc.	367,286
60,125	Dow Chemical Co. (The)	3,820,342
7,920	Eastman Chemical Co.	639,936
14,146	Ecolab, Inc.	1,773,060
46,584	EI du Pont de Nemours & Co.	3,742,093
7,216	FMC Corp.	502,161
71,644	Freeport-McMoRan, Inc.(2)	957,164
4,256	International Flavors & Fragrances, Inc.	564,048
22,205	International Paper Co.	1,127,570
17,782	LyondellBasell Industries N.V., Class A	1,621,541
3,387	Martin Marietta Materials, Inc.	739,213
23,626	Monsanto Co.	2,674,463
18,866	Mosaic Co. (The)	550,510
28,657	Newmont Mining Corp.	944,535
17,189	Nucor Corp.	1,026,527
13,848	PPG Industries, Inc.	1,455,148
15,372	Praxair, Inc.	1,823,119
10,466	Sealed Air Corp.	456,108
4,373	Sherwin-Williams Co. (The)	1,356,461
7,115	Vulcan Materials Co.	857,215
13,541	WestRock Co.	704,538
		31,022,521
	Media - 3.2%
20,058	CBS Corp., Class B	1,391,223
11,590	Charter Communications, Inc., Class A(2)	3,793,639
255,005	Comcast Corp., Class A	9,585,638

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 99.3% (continued)
	Media - (continued)
8,122	Discovery Communications, Inc., Class A(2)	$236,269
11,700	Discovery Communications, Inc., Class C(2)	331,227
12,232	DISH Network Corp., Class A(2)	776,610
21,073	Interpublic Group of Cos., Inc. (The)	517,763
20,721	News Corp., Class A	269,373
6,482	News Corp., Class B	87,507
12,647	Omnicom Group, Inc.	1,090,298
5,116	Scripps Networks Interactive, Inc., Class A	400,941
11,633	TEGNA, Inc.	298,037
41,722	Time Warner, Inc.	4,076,657
56,674	Twenty-First Century Fox, Inc., Class A	1,835,671
26,268	Twenty-First Century Fox, Inc., Class B	834,797
18,731	Viacom, Inc., Class B	873,239
78,383	Walt Disney Co. (The)	8,887,848
		35,286,737
	Pharmaceuticals, Biotechnology & Life Sciences - 8.5%
85,886	AbbVie, Inc.	5,596,332
17,390	Agilent Technologies, Inc.	919,409
12,103	Alexion Pharmaceuticals, Inc.(2)	1,467,368
18,062	Allergan plc	4,315,373
39,683	Amgen, Inc.	6,510,790
11,633	Biogen, Inc.(2)	3,180,695
90,130	Bristol-Myers Squibb Co.	4,901,269
41,918	Celgene Corp.(2)	5,215,857
52,315	Eli Lilly & Co.	4,400,215
70,431	Gilead Sciences, Inc.	4,783,674
7,874	Illumina, Inc.(2)	1,343,619
9,491	Incyte Corp.(2)	1,268,662
146,208	Johnson & Johnson	18,210,206
5,597	Mallinckrodt plc(2)	249,458
147,936	Merck & Co., Inc.	9,399,853
1,403	Mettler-Toledo International, Inc.(2)	671,911
24,863	Mylan N.V.(2)	969,408
5,901	PerkinElmer, Inc.	342,612
7,748	Perrigo Co. plc	514,390
320,686	Pfizer, Inc.	10,970,668
4,097	Regeneron Pharmaceuticals, Inc.(2)	1,587,629
21,034	Thermo Fisher Scientific, Inc.	3,230,822
13,392	Vertex Pharmaceuticals, Inc.(2)	1,464,415
4,308	Waters Corp.(2)	673,384
26,530	Zoetis, Inc.	1,415,906
		93,603,925
	Real Estate - 2.9%
4,785	Alexandria Real Estate Equities, Inc., REIT	528,838
23,017	American Tower Corp., REIT	2,797,486
8,447	Apartment Investment & Management Co., Class A, REIT	374,624
7,405	AvalonBay Communities, Inc., REIT	1,359,558
8,295	Boston Properties, Inc., REIT	1,098,341
16,259	CBRE Group, Inc., Class A, REIT(2)	565,651
19,431	Crown Castle International Corp., REIT	1,835,258
8,581	Digital Realty Trust, Inc., REIT	912,933
4,186	Equinix, Inc., REIT	1,675,949
19,788	Equity Residential, REIT	1,231,209

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 99.3% (continued)
	Real Estate - (continued)
3,511	Essex Property Trust, Inc., REIT	$812,902
6,788	Extra Space Storage, Inc., REIT	504,959
3,897	Federal Realty Investment Trust, REIT	520,249
31,467	GGP, Inc., REIT	729,405
25,295	HCP, Inc., REIT	791,228
39,883	Host Hotels & Resorts, Inc., REIT	744,217
13,156	Iron Mountain, Inc., REIT	469,275
22,986	Kimco Realty Corp., REIT	507,761
6,545	Macerich Co. (The), REIT	421,498
6,143	Mid-America Apartment Communities, Inc., REIT	624,989
28,523	Prologis, Inc., REIT	1,479,773
8,045	Public Storage, REIT	1,761,131
14,604	Realty Income Corp., REIT	869,376
7,838	Regency Centers Corp., REIT	520,365
17,232	Simon Property Group, Inc., REIT	2,964,421
5,413	SL Green Realty Corp., REIT	577,134
14,382	UDR, Inc., REIT	521,491
19,113	Ventas, Inc., REIT	1,243,109
9,277	Vornado Realty Trust, REIT	930,576
19,460	Welltower, Inc., REIT	1,378,157
40,354	Weyerhaeuser Co., REIT	1,371,229
		32,123,092
	Retailing - 5.5%
3,989	Advance Auto Parts, Inc.	591,409
21,339	Amazon.com, Inc.(2)	18,917,877
3,482	AutoNation, Inc.(2)	147,254
1,535	AutoZone, Inc.(2)	1,109,882
8,101	Bed Bath & Beyond, Inc.	319,665
14,535	Best Buy Co., Inc.	714,395
10,081	CarMax, Inc.(2)	596,997
13,701	Dollar General Corp.	955,371
12,738	Dollar Tree, Inc.(2)	999,423
6,495	Expedia, Inc.	819,474
7,134	Foot Locker, Inc.	533,695
11,809	Gap, Inc. (The)	286,841
8,023	Genuine Parts Co.	741,405
65,641	Home Depot, Inc. (The)	9,638,068
9,386	Kohl’s Corp.	373,657
12,991	L Brands, Inc.	611,876
16,650	LKQ Corp.(2)	487,346
46,657	Lowe’s Cos., Inc.	3,835,672
16,449	Macy’s, Inc.	487,548
23,191	Netflix, Inc.(2)	3,427,862
6,140	Nordstrom, Inc.	285,940
4,938	O’Reilly Automotive, Inc.(2)	1,332,470
2,651	Priceline Group, Inc. (The)(2)	4,718,700
21,203	Ross Stores, Inc.	1,396,642
3,763	Signet Jewelers Ltd.	260,663
34,890	Staples, Inc.	305,985
29,974	Target Corp.	1,654,265
5,775	Tiffany & Co.	550,358
35,131	TJX Cos., Inc. (The)	2,778,159
7,026	Tractor Supply Co.	484,583

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 99.3% (continued)
	Retailing - (continued)
6,080	TripAdvisor, Inc.(2)	$262,413
3,160	Ulta Salon Cosmetics & Fragrance, Inc.(2)	901,327
		60,527,222
	Semiconductors & Semiconductor Equipment - 3.4%
41,562	Advanced Micro Devices, Inc.(2)	604,727
19,613	Analog Devices, Inc.	1,607,285
58,228	Applied Materials, Inc.	2,265,069
21,606	Broadcom Ltd.	4,730,850
254,749	Intel Corp.	9,188,796
8,444	KLA-Tencor Corp.	802,771
8,784	Lam Research Corp.	1,127,514
11,684	Microchip Technology, Inc.	862,046
55,845	Micron Technology, Inc.(2)	1,613,921
31,736	NVIDIA Corp.	3,457,003
6,806	Qorvo, Inc.(2)	466,619
79,586	QUALCOMM, Inc.	4,563,461
9,961	Skyworks Solutions, Inc.	975,979
53,852	Texas Instruments, Inc.	4,338,317
13,390	Xilinx, Inc.	775,147
		37,379,505
	Software & Services - 12.8%
33,552	Accenture plc, Class A	4,022,214
37,269	Activision Blizzard, Inc.	1,858,232
26,728	Adobe Systems, Inc.(2)	3,478,115
9,346	Akamai Technologies, Inc.(2)	557,956
3,013	Alliance Data Systems Corp.	750,237
16,010	Alphabet, Inc., Class A(2)	13,573,278
15,921	Alphabet, Inc., Class C(2)	13,207,425
10,550	Autodesk, Inc.(2)	912,258
24,185	Automatic Data Processing, Inc.	2,476,302
16,868	CA, Inc.	535,053
8,420	Citrix Systems, Inc.(2)	702,144
32,794	Cognizant Technology Solutions Corp., Class A(2)	1,951,899
7,780	CSRA, Inc.	227,876
54,477	eBay, Inc.(2)	1,828,793
16,608	Electronic Arts, Inc.(2)	1,486,748
126,900	Facebook, Inc., Class A(2)	18,026,145
17,720	Fidelity National Information Services, Inc.	1,410,866
11,563	Fiserv, Inc.(2)	1,333,330
8,209	Global Payments, Inc.	662,302
46,251	International Business Machines Corp.	8,054,149
13,109	Intuit, Inc.	1,520,513
50,766	MasterCard, Inc., Class A	5,709,652
416,377	Microsoft Corp.	27,422,589
161,483	Oracle Corp.	7,203,757
17,207	Paychex, Inc.	1,013,492
60,510	PayPal Holdings, Inc.(2)	2,603,140
9,581	Red Hat, Inc.(2)	828,756
35,281	salesforce.com, Inc.(2)	2,910,330
33,333	Symantec Corp.	1,022,656
8,130	Synopsys, Inc.(2)	586,417
7,012	Teradata Corp.(2)	218,213
8,849	Total System Services, Inc.	473,068

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 99.3% (continued)
	Software & Services - (continued)
4,797	VeriSign, Inc.(2)	$417,867
100,114	Visa, Inc., Class A	8,897,131
25,970	Western Union Co. (The)	528,490
47,294	Yahoo!, Inc.(2)	2,194,915
		140,606,308
	Technology Hardware & Equipment - 5.7%
16,570	Amphenol Corp., Class A	1,179,287
282,692	Apple, Inc.	40,611,533
269,846	Cisco Systems, Inc.	9,120,795
50,020	Corning, Inc.	1,350,540
3,494	F5 Networks, Inc.(2)	498,140
7,294	FLIR Systems, Inc.	264,626
6,709	Harris Corp.	746,510
89,762	Hewlett Packard Enterprise Co.	2,127,359
91,228	HP, Inc.	1,631,157
20,601	Juniper Networks, Inc.	573,326
8,892	Motorola Solutions, Inc.	766,668
14,536	NetApp, Inc.	608,332
15,949	Seagate Technology plc	732,537
19,153	TE Connectivity Ltd.	1,427,856
15,519	Western Digital Corp.	1,280,783
46,355	Xerox Corp.	340,246
		63,259,695
	Telecommunication Services - 2.4%
330,942	AT&T, Inc.	13,750,640
29,462	CenturyLink, Inc.	694,420
15,742	Level 3 Communications, Inc.(2)	900,757
219,652	Verizon Communications, Inc.	10,708,035
		26,053,852
	Transportation - 2.2%
6,658	Alaska Air Group, Inc.	614,001
27,156	American Airlines Group, Inc.	1,148,699
7,593	CH Robinson Worldwide, Inc.	586,863
49,926	CSX Corp.	2,324,055
39,364	Delta Air Lines, Inc.	1,809,170
9,660	Expeditors International of Washington, Inc.	545,693
13,217	FedEx Corp.	2,579,298
4,703	JB Hunt Transport Services, Inc.	431,453
5,749	Kansas City Southern	493,034
15,639	Norfolk Southern Corp.	1,751,099
2,857	Ryder System, Inc.	215,532
33,197	Southwest Airlines Co.	1,784,671
43,859	Union Pacific Corp.	4,645,545
15,405	United Continental Holdings, Inc.(2)	1,088,209
37,154	United Parcel Service, Inc., Class B	3,986,624
		24,003,946
	Utilities - 3.2%
35,410	AES Corp.	395,884
12,318	Alliant Energy Corp.	487,916
13,024	Ameren Corp.	710,980
26,487	American Electric Power Co., Inc.	1,778,072
9,623	American Water Works Co., Inc.	748,381

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

Shares or Principal Amount			Market Value(1)
Common Stocks - 99.3% (continued)
	Utilities - (continued)
23,219	CenterPoint Energy, Inc.		$640,148
15,045	CMS Energy Corp.		673,113
16,445	Consolidated Edison, Inc.		1,277,119
33,834	Dominion Resources, Inc.		2,624,503
9,679	DTE Energy Co.		988,323
37,680	Duke Energy Corp.		3,090,137
17,555	Edison International		1,397,554
9,652	Entergy Corp.		733,166
17,072	Eversource Energy		1,003,492
49,909	Exelon Corp.		1,795,726
23,821	FirstEnergy Corp.		757,984
25,189	NextEra Energy, Inc.		3,233,512
17,332	NiSource, Inc.		412,328
17,145	NRG Energy, Inc.		320,611
27,298	PG&E Corp.		1,811,495
6,024	Pinnacle West Capital Corp.		502,281
36,671	PPL Corp.		1,371,129
27,329	Public Service Enterprise Group, Inc.		1,212,041
7,716	SCANA Corp.		504,241
13,501	Sempra Energy		1,491,860
53,367	Southern Co. (The)		2,656,609
17,006	WEC Energy Group, Inc.		1,031,074
27,384	Xcel Energy, Inc.		1,217,219
			34,866,898
	Total Common Stocks (cost $566,049,114)		1,092,565,264
	Total Long-Term Investments (cost $566,049,114)		1,092,565,264
Short-Term Investments - 0.6%
	Repurchase Agreements - 0.6%

RBC Capital Markets LLC TriParty Repurchase Agreement
(dated 03/31/2017 repurchase price $6,504,417, collateralized by FHLMC 3.00%, 2042 - 2043, FNMA 3.00% - 4.00%, 2043 - 2047, GNMA 3.00% - 4.00%, 2043 - 2047, U.S. Treasury Notes 1.38% - 2.13%, 2021 - 2026, value of $6,675,853)

$6,504,000	0.77%, 04/03/2017		6,504,000
	Total Short-Term investments (cost $6,504,000)		6,504,000
	Total Investments (cost $572,553,114)(4)	99.9%	$1,099,069,264
	Other Assets and Liabilities	0.1%	714,263
	Net Assets	100.0%	$1,099,783,527

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard (GICS®), which was developed by and is the exclusive property and service mark of MSCI, Inc. and S&P.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

(1)     See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

(2)     Non-income producing.

(3)     Affiliated company as defined under Sections 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940. Hartford Investment Management Company, the Fund’s adviser, is a wholly-owned subsidiary of The Hartford Financial Services Group, Inc. A summary of transactions for the three-month period ended March 31, 2017 is as follows:

Company	Beginning Value At January 1, 2017	Purchase Cost	Sales Proceeds	Realized Gain (Loss)	Unrealized Gain (Loss)	Ending Value At March 31, 2017	Dividend Income

Hartford Financial Services Group, Inc. (The)	$984,497	$—	$(27,139)	$4,467	$4,622	$966,447	$4,702

(4)     At March 31, 2017, the cost of securities for federal income tax purposes was $602,392,635, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$509,427,084
Unrealized Depreciation	(12,750,455)
Net Unrealized Appreciation	$496,676,629

Futures Contracts Outstanding at March 31, 2017

Description	Number of Contracts	Expiration Date	Aggregate Cost	Notional Value	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 (E-Mini)	64	06/16/2017	$7,559,684	$7,549,440	$(10,244)

Cash of $660,000 was pledged as initial margin deposit and collateral for open futures contracts at March 31, 2017.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s

Other Abbreviations:
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Counterparty Abbreviations:
RBC	RBC Dominion Securities

Diversification by Sector

as of March 31, 2017

Sector	Percentage of Net Assets

Equity Securities
Consumer Discretionary	12.2%
Consumer Staples	9.2
Energy	6.5
Financials	14.3
Health Care	13.8
Industrials	10.1
Information Technology	21.9
Materials	2.8
Real Estate	2.9
Telecommunication Services	2.4
Utilities	3.2
Total	99.3%

Short-Term Investments	0.6
Other assets and liabilities	0.1
Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (concluded)
March 31, 2017 (Unaudited)

Investment Valuation Hierarchy Level Summary at March 31, 2017

Description	Total	Level 1(1)	Level 2(1)	Level 3(1)

Assets:
Common Stocks(2)	$1,092,565,264	$1,092,565,264	$—	$—
Short-Term Investments	6,504,000	—	6,504,000	—

Total	$1,099,069,264	$1,092,565,264	$6,504,000	$—

Futures(3)	(10,244)	(10,244)	—	—

Total	$(10,244)	$(10,244)	$—	$—

(1)    For the three-month period ended March 31, 2017, there were no transfers between any levels.

(2)    Refer to the Schedule of Investments for further industry breakout.

(3)    Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments
March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 25.1%(1)
	Automobiles & Components - 0.2%(1)
741	BorgWarner, Inc.	$30,967
1,000	Delphi Automotive plc	80,490
14,474	Ford Motor Co.	168,477
5,055	General Motors Co.	178,745
933	Goodyear Tire & Rubber Co. (The)	33,588
654	Harley-Davidson, Inc.	39,567
		531,834
	Banks - 1.6%(1)
37,175	Bank of America Corp.	876,958
2,997	BB&T Corp.	133,966
10,274	Citigroup, Inc.	614,591
1,888	Citizens Financial Group, Inc.	65,230
652	Comerica, Inc.	44,714
2,783	Fifth Third Bancorp	70,688
4,026	Huntington Bancshares, Inc.	53,908
13,246	JPMorgan Chase & Co.	1,163,529
3,977	KeyCorp	70,711
572	M&T Bank Corp.	88,505
1,272	People’s United Financial, Inc.	23,150
1,803	PNC Financial Services Group, Inc. (The)	216,793
4,469	Regions Financial Corp.	64,935
1,822	SunTrust Banks, Inc.	100,757
5,905	US Bancorp	304,107
16,698	Wells Fargo & Co.	929,411
750	Zions Bancorp	31,500
		4,853,453
	Capital Goods - 1.8%(1)
2,211	3M Co.	423,031
163	Acuity Brands, Inc.	33,252
354	Allegion plc	26,798
851	AMETEK, Inc.	46,022
1,634	Arconic, Inc.	43,040
2,112	Boeing Co. (The)	373,528
2,175	Caterpillar, Inc.	201,753
574	Cummins, Inc.	86,789
1,087	Deere & Co.	118,331
577	Dover Corp.	46,362
1,668	Eaton Corp. plc	123,682
2,392	Emerson Electric Co.	143,185
1,073	Fastenal Co.	55,259
484	Flowserve Corp.	23,435
517	Fluor Corp.	27,204
1,116	Fortive Corp.	67,205
568	Fortune Brands Home & Security, Inc.	34,563
1,055	General Dynamics Corp.	197,496
32,353	General Electric Co.	964,119
2,823	Honeywell International, Inc.	352,508
1,157	Illinois Tool Works, Inc.	153,268
962	Ingersoll-Rand plc	78,230
449	Jacobs Engineering Group, Inc.	24,821
3,481	Johnson Controls International plc	146,620
288	L3 Technologies, Inc.	47,603
926	Lockheed Martin Corp.	247,798

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 25.1% (continued)
	Capital Goods - (continued)
1,188	Masco Corp.	$40,380
647	Northrop Grumman Corp.	153,882
1,301	PACCAR, Inc.	87,427
494	Parker-Hannifin Corp.	79,198
620	Pentair plc	38,924
561	Quanta Services, Inc.(2)	20,819
1,086	Raytheon Co.	165,615
477	Rockwell Automation, Inc.	74,274
485	Rockwell Collins, Inc.	47,123
378	Roper Technologies, Inc.	78,053
215	Snap-on, Inc.	36,264
566	Stanley Black & Decker, Inc.	75,204
1,001	Textron, Inc.	47,638
184	TransDigm Group, Inc.	40,509
313	United Rentals, Inc.(2)	39,141
2,779	United Technologies Corp.	311,832
201	WW Grainger, Inc.	46,785
665	Xylem, Inc.	33,396
		5,502,366
	Commercial & Professional Services - 0.1%(1)
319	Cintas Corp.	40,366
136	Dun & Bradstreet Corp. (The)	14,680
445	Equifax, Inc.	60,849
1,246	Nielsen Holdings plc	51,472
855	Republic Services, Inc.	53,703
474	Robert Half International, Inc.	23,146
315	Stericycle, Inc.(2)	26,110
574	Verisk Analytics, Inc.(2)	46,574
1,500	Waste Management, Inc.	109,380
		426,280
	Consumer Durables & Apparel - 0.3%(1)
1,041	Coach, Inc.	43,024
1,260	DR Horton, Inc.	41,971
427	Garmin Ltd.	21,824
1,404	Hanesbrands, Inc.	29,147
415	Hasbro, Inc.	41,425
496	Leggett & Platt, Inc.	24,959
754	Lennar Corp., Class A	38,597
1,270	Mattel, Inc.	32,525
602	Michael Kors Holdings Ltd.(2)	22,942
234	Mohawk Industries, Inc.(2)	53,701
1,789	Newell Brands, Inc.	84,387
4,914	NIKE, Inc., Class B	273,857
1,061	PulteGroup, Inc.	24,987
294	PVH Corp.	30,420
209	Ralph Lauren Corp.	17,059
681	Under Armour, Inc., Class A(2)	13,470
684	Under Armour, Inc., Class C(2)	12,517
1,228	VF Corp.	67,503
276	Whirlpool Corp.	47,287
		921,602

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 25.1% (continued)
	Consumer Services - 0.4%(1)
1,550	Carnival Corp.	$91,310
107	Chipotle Mexican Grill, Inc.(2)	47,671
460	Darden Restaurants, Inc.	38,488
768	H&R Block, Inc.	17,856
1,166	Marriott International, Inc., Class A	109,814
3,037	McDonald’s Corp.	393,626
621	Royal Caribbean Cruises Ltd.	60,926
5,404	Starbucks Corp.	315,540
389	Wyndham Worldwide Corp.	32,789
295	Wynn Resorts Ltd.	33,810
1,246	Yum! Brands, Inc.	79,619
		1,221,449
	Diversified Financials - 1.3%(1)
210	Affiliated Managers Group, Inc.	34,427
2,807	American Express Co.	222,062
571	Ameriprise Financial, Inc.	74,047
3,847	Bank of New York Mellon Corp. (The)	181,694
7,043	Berkshire Hathaway, Inc., Class B(2)	1,173,927
451	BlackRock, Inc.	172,963
1,782	Capital One Financial Corp.	154,428
340	CBOE Holdings, Inc.	27,564
4,505	Charles Schwab Corp. (The)	183,849
1,259	CME Group, Inc.	149,569
1,429	Discover Financial Services	97,729
1,018	E*TRADE Financial Corp.(2)	35,518
1,279	Franklin Resources, Inc.	53,897
1,374	Goldman Sachs Group, Inc. (The)	315,635
2,209	Intercontinental Exchange, Inc.	132,253
1,496	Invesco Ltd.	45,823
1,201	Leucadia National Corp.	31,226
616	Moody’s Corp.	69,017
5,328	Morgan Stanley	228,252
427	NASDAQ, Inc.	29,655
1,094	Navient Corp.	16,147
797	Northern Trust Corp.	69,004
474	Raymond James Financial, Inc.	36,147
958	S&P Global, Inc.	125,249
1,331	State Street Corp.	105,961
2,855	Synchrony Financial	97,927
903	T Rowe Price Group, Inc.	61,540
		3,925,510
	Energy - 1.7%(1)
2,073	Anadarko Petroleum Corp.	128,526
1,408	Apache Corp.	72,357
1,577	Baker Hughes, Inc.	94,336
1,762	Cabot Oil & Gas Corp.	42,129
2,824	Chesapeake Energy Corp.(2)	16,775
7,020	Chevron Corp.	753,737
353	Cimarex Energy Co.	42,180
549	Concho Resources, Inc.(2)	70,459
4,582	ConocoPhillips	228,504
1,945	Devon Energy Corp.	81,145
2,139	EOG Resources, Inc.	208,660

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 25.1% (continued)
	Energy - (continued)
643	EQT Corp.	$39,287
15,376	Exxon Mobil Corp.	1,260,986
3,215	Halliburton Co.	158,210
403	Helmerich & Payne, Inc.	26,828
997	Hess Corp.	48,065
7,119	Kinder Morgan, Inc.	154,767
3,141	Marathon Oil Corp.	49,628
1,957	Marathon Petroleum Corp.	98,907
601	Murphy Oil Corp.	17,183
1,404	National Oilwell Varco, Inc.	56,286
737	Newfield Exploration Co.(2)	27,203
1,615	Noble Energy, Inc.	55,459
2,834	Occidental Petroleum Corp.	179,562
782	ONEOK, Inc.	43,354
1,636	Phillips 66	129,604
630	Pioneer Natural Resources Co.	117,325
697	Range Resources Corp.	20,283
5,170	Schlumberger Ltd.	403,777
1,879	Southwestern Energy Co.(2)	15,351
1,730	TechnipFMC plc(2)	56,225
434	Tesoro Corp.	35,180
1,443	Transocean Ltd.(2)	17,965
1,673	Valero Energy Corp.	110,903
3,062	Williams Cos., Inc. (The)	90,605
		4,951,751
	Food & Staples Retailing - 0.5%(1)
1,628	Costco Wholesale Corp.	272,999
3,803	CVS Health Corp.	298,535
3,426	Kroger Co. (The)	101,033
1,843	Sysco Corp.	95,689
5,584	Wal-Mart Stores, Inc.	402,495
3,162	Walgreens Boots Allliance, Inc.	262,604
1,181	Whole Foods Market, Inc.	35,099
		1,468,454
	Food, Beverage & Tobacco - 1.4%(1)
7,192	Altria Group, Inc.	513,653
2,118	Archer-Daniels-Midland Co.	97,513
656	Brown-Forman Corp., Class B	30,294
717	Campbell Soup Co.	41,041
14,329	Coca-Cola Co. (The)	608,123
1,533	Conagra Brands, Inc.	61,841
640	Constellation Brands, Inc., Class A	103,725
679	Dr Pepper Snapple Group, Inc.	66,488
2,151	General Mills, Inc.	126,930
518	Hershey Co. (The)	56,591
1,000	Hormel Foods Corp.	34,630
432	JM Smucker Co. (The)	56,626
937	Kellogg Co.	68,036
2,212	Kraft Heinz Co. (The)	200,872
421	McCormick & Co., Inc.	41,068
680	Mead Johnson Nutrition Co.	60,574
684	Molson Coors Brewing Co., Class B	65,466
5,661	Mondelez International, Inc., Class A	243,876

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 25.1% (continued)
	Food, Beverage & Tobacco - (continued)
1,492	Monster Beverage Corp.(2)	$68,886
5,293	PepsiCo, Inc.	592,075
5,753	Philip Morris International, Inc.	649,514
3,067	Reynolds American, Inc.	193,282
1,064	Tyson Foods, Inc., Class A	65,659
		4,046,763
	Health Care Equipment & Services - 1.3%(1)
6,408	Abbott Laboratories	284,579
1,304	Aetna, Inc.	166,325
612	AmerisourceBergen Corp.	54,162
980	Anthem, Inc.	162,072
1,802	Baxter International, Inc.	93,452
789	Becton Dickinson and Co.	144,734
5,056	Boston Scientific Corp.(2)	125,743
1,170	Cardinal Health, Inc.	95,413
638	Centene Corp.(2)	45,464
1,088	Cerner Corp.(2)	64,029
953	Cigna Corp.	139,605
181	Cooper Cos., Inc. (The)	36,180
267	CR Bard, Inc.	66,360
2,262	Danaher Corp.	193,469
577	DaVita, Inc.(2)	39,219
852	DENTSPLY SIRONA, Inc.	53,199
788	Edwards Lifesciences Corp.(2)	74,127
435	Envision Healthcare Corp.(2)	26,674
2,246	Express Scripts Holding Co.(2)	148,034
1,071	HCA Holdings, Inc.(2)	95,308
294	Henry Schein, Inc.(2)	49,971
1,036	Hologic, Inc.(2)	44,082
554	Humana, Inc.	114,202
326	IDEXX Laboratories, Inc.(2)	50,403
136	Intuitive Surgical, Inc.(2)	104,240
379	Laboratory Corp. of America Holdings(2)	54,375
786	McKesson Corp.	116,532
5,076	Medtronic plc	408,923
308	Patterson Cos., Inc.	13,931
510	Quest Diagnostics, Inc.	50,077
1,148	Stryker Corp.	151,134
3,568	UnitedHealth Group, Inc.	585,188
331	Universal Health Services, Inc., Class B	41,193
347	Varian Medical Systems, Inc.(2)	31,622
746	Zimmer Biomet Holdings, Inc.	91,094
		4,015,115
	Household & Personal Products - 0.5%(1)
944	Church & Dwight Co., Inc.	47,077
476	Clorox Co. (The)	64,179
3,274	Colgate-Palmolive Co.	239,624
1,745	Coty, Inc., Class A	31,637
824	Estee Lauder Cos., Inc. (The), Class A	69,867
1,319	Kimberly-Clark Corp.	173,620
9,480	Procter & Gamble Co. (The)	851,778
		1,477,782

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 25.1% (continued)
	Insurance - 0.7%(1)
1,489	Aflac, Inc.	$107,833
1,354	Allstate Corp. (The)	110,337
3,451	American International Group, Inc.	215,446
974	Aon plc	115,604
662	Arthur J Gallagher & Co.	37,429
206	Assurant, Inc.	19,708
1,727	Chubb Ltd.	235,304
556	Cincinnati Financial Corp.	40,182
1,386	Hartford Financial Services Group, Inc. (The)(3)	66,625
835	Lincoln National Corp.	54,651
1,024	Loews Corp.	47,892
1,910	Marsh & McLennan Cos., Inc.	141,130
4,032	MetLife, Inc.	212,970
991	Principal Financial Group, Inc.	62,542
2,154	Progressive Corp. (The)	84,394
1,595	Prudential Financial, Inc.	170,155
406	Torchmark Corp.	31,278
1,037	Travelers Cos., Inc. (The)	125,000
850	Unum Group	39,857
472	Willis Towers Watson PLC	61,780
982	XL Group Ltd.	39,143
		2,019,260
	Materials - 0.7%(1)
807	Air Products & Chemicals, Inc.	109,179
417	Albemarle Corp.	44,052
332	Avery Dennison Corp.	26,759
649	Ball Corp.	48,195
864	CF Industries Holdings, Inc.	25,358
4,139	Dow Chemical Co. (The)	262,992
543	Eastman Chemical Co.	43,874
974	Ecolab, Inc.	122,081
3,206	EI du Pont de Nemours & Co.	257,538
496	FMC Corp.	34,517
4,931	Freeport-McMoRan, Inc.(2)	65,878
293	International Flavors & Fragrances, Inc.	38,831
1,525	International Paper Co.	77,440
1,224	LyondellBasell Industries N.V., Class A	111,617
234	Martin Marietta Materials, Inc.	51,071
1,626	Monsanto Co.	184,063
1,298	Mosaic Co. (The)	37,876
1,971	Newmont Mining Corp.	64,964
1,182	Nucor Corp.	70,589
953	PPG Industries, Inc.	100,141
1,057	Praxair, Inc.	125,360
717	Sealed Air Corp.	31,247
301	Sherwin-Williams Co. (The)	93,367
491	Vulcan Materials Co.	59,156
928	WestRock Co.	48,284
		2,134,429
	Media - 0.8%(1)
1,379	CBS Corp., Class B	95,647
798	Charter Communications, Inc., Class A(2)	261,201
17,550	Comcast Corp., Class A	659,704

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 25.1% (continued)
	Media - (continued)
566	Discovery Communications, Inc., Class A(2)	$16,465
800	Discovery Communications, Inc., Class C(2)	22,648
841	DISH Network Corp., Class A(2)	53,395
1,456	Interpublic Group of Cos., Inc. (The)	35,774
1,419	News Corp., Class A	18,447
440	News Corp., Class B	5,940
870	Omnicom Group, Inc.	75,003
354	Scripps Networks Interactive, Inc., Class A	27,743
796	TEGNA, Inc.	20,394
2,871	Time Warner, Inc.	280,525
3,902	Twenty-First Century Fox, Inc., Class A	126,386
1,806	Twenty-First Century Fox, Inc., Class B	57,395
1,288	Viacom, Inc., Class B	60,047
5,395	Walt Disney Co. (The)	611,739
		2,428,453
	Pharmaceuticals, Biotechnology & Life Sciences - 2.2%(1)
5,911	AbbVie, Inc.	385,161
1,194	Agilent Technologies, Inc.	63,127
833	Alexion Pharmaceuticals, Inc.(2)	100,993
1,243	Allergan plc	296,978
2,731	Amgen, Inc.	448,075
801	Biogen, Inc.(2)	219,009
6,203	Bristol-Myers Squibb Co.	337,319
2,885	Celgene Corp.(2)	358,981
3,600	Eli Lilly & Co.	302,796
4,847	Gilead Sciences, Inc.	329,208
543	Illumina, Inc.(2)	92,658
653	Incyte Corp.(2)	87,287
10,062	Johnson & Johnson	1,253,222
388	Mallinckrodt plc(2)	17,293
10,181	Merck & Co., Inc.	646,901
96	Mettler-Toledo International, Inc.(2)	45,975
1,708	Mylan N.V.(2)	66,595
407	PerkinElmer, Inc.	23,630
532	Perrigo Co. plc	35,319
22,071	Pfizer, Inc.	755,049
282	Regeneron Pharmaceuticals, Inc.(2)	109,278
1,448	Thermo Fisher Scientific, Inc.	222,413
921	Vertex Pharmaceuticals, Inc.(2)	100,711
297	Waters Corp.(2)	46,424
1,824	Zoetis, Inc.	97,347
		6,441,749
	Real Estate - 0.7%(1)
330	Alexandria Real Estate Equities, Inc., REIT	36,472
1,584	American Tower Corp., REIT	192,519
582	Apartment Investment & Management Co., Class A, REIT	25,812
509	AvalonBay Communities, Inc., REIT	93,452
570	Boston Properties, Inc., REIT	75,474
1,115	CBRE Group, Inc., Class A, REIT(2)	38,791
1,337	Crown Castle International Corp., REIT	126,280
591	Digital Realty Trust, Inc., REIT	62,876
288	Equinix, Inc., REIT	115,307
1,361	Equity Residential, REIT	84,681

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 25.1% (continued)
	Real Estate - (continued)
243	Essex Property Trust, Inc., REIT	$56,262
467	Extra Space Storage, Inc., REIT	34,740
267	Federal Realty Investment Trust, REIT	35,644
2,166	GGP, Inc., REIT	50,208
1,736	HCP, Inc., REIT	54,302
2,741	Host Hotels & Resorts, Inc., REIT	51,147
909	Iron Mountain, Inc., REIT	32,424
1,578	Kimco Realty Corp., REIT	34,858
448	Macerich Co. (The), REIT	28,851
421	Mid-America Apartment Communities, Inc., REIT	42,833
1,963	Prologis, Inc., REIT	101,840
554	Public Storage, REIT	121,276
1,005	Realty Income Corp., REIT	59,828
541	Regency Centers Corp., REIT	35,917
1,186	Simon Property Group, Inc., REIT	204,028
373	SL Green Realty Corp., REIT	39,769
991	UDR, Inc., REIT	35,934
1,315	Ventas, Inc., REIT	85,528
638	Vornado Realty Trust, REIT	63,998
1,344	Welltower, Inc., REIT	95,182
2,777	Weyerhaeuser Co., REIT	94,362
		2,210,595
	Retailing - 1.4%(1)
273	Advance Auto Parts, Inc.	40,475
1,469	Amazon.com, Inc.(2)	1,302,327
249	AutoNation, Inc.(2)	10,530
106	AutoZone, Inc.(2)	76,643
557	Bed Bath & Beyond, Inc.	21,979
1,004	Best Buy Co., Inc.	49,347
694	CarMax, Inc.(2)	41,099
942	Dollar General Corp.	65,686
875	Dollar Tree, Inc.(2)	68,652
447	Expedia, Inc.	56,398
491	Foot Locker, Inc.	36,732
813	Gap, Inc. (The)	19,748
550	Genuine Parts Co.	50,825
4,517	Home Depot, Inc. (The)	663,231
654	Kohl’s Corp.	26,036
891	L Brands, Inc.	41,966
1,142	LKQ Corp.(2)	33,426
3,211	Lowe’s Cos., Inc.	263,976
1,128	Macy’s, Inc.	33,434
1,596	Netflix, Inc.(2)	235,905
422	Nordstrom, Inc.	19,653
340	O’Reilly Automotive, Inc.(2)	91,746
182	Priceline Group, Inc. (The)(2)	323,955
1,461	Ross Stores, Inc.	96,236
257	Signet Jewelers Ltd.	17,802
2,412	Staples, Inc.	21,153
2,062	Target Corp.	113,802
397	Tiffany & Co.	37,834
2,417	TJX Cos., Inc. (The)	191,136
485	Tractor Supply Co.	33,450

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 25.1% (continued)
	Retailing - (continued)
417	TripAdvisor, Inc.(2)	$17,998
217	Ulta Salon Cosmetics & Fragrance, Inc.(2)	61,895
		4,165,075
	Semiconductors & Semiconductor Equipment - 0.9%
2,861	Advanced Micro Devices, Inc.(2)	41,628
1,350	Analog Devices, Inc.	110,632
4,004	Applied Materials, Inc.	155,756
1,487	Broadcom Ltd.	325,594
17,532	Intel Corp.	632,379
581	KLA-Tencor Corp.	55,236
604	Lam Research Corp.	77,529
803	Microchip Technology, Inc.	59,245
3,844	Micron Technology, Inc.(2)	111,092
2,184	NVIDIA Corp.	237,903
469	Qorvo, Inc.(2)	32,155
5,477	QUALCOMM, Inc.	314,051
686	Skyworks Solutions, Inc.	67,214
3,707	Texas Instruments, Inc.	298,636
923	Xilinx, Inc.	53,432
		2,572,482
	Software & Services - 3.2%
2,309	Accenture plc, Class A	276,803
2,565	Activision Blizzard, Inc.	127,891
1,838	Adobe Systems, Inc.(2)	239,179
642	Akamai Technologies, Inc.(2)	38,327
207	Alliance Data Systems Corp.	51,543
1,102	Alphabet, Inc., Class A(2)	934,276
1,096	Alphabet, Inc., Class C(2)	909,198
726	Autodesk, Inc.(2)	62,777
1,665	Automatic Data Processing, Inc.	170,479
1,162	CA, Inc.	36,859
580	Citrix Systems, Inc.(2)	48,366
2,257	Cognizant Technology Solutions Corp., Class A(2)	134,337
538	CSRA, Inc.	15,758
3,749	eBay, Inc.(2)	125,854
1,143	Electronic Arts, Inc.(2)	102,321
8,733	Facebook, Inc., Class A(2)	1,240,523
1,219	Fidelity National Information Services, Inc.	97,057
796	Fiserv, Inc.(2)	91,787
565	Global Payments, Inc.	45,584
3,183	International Business Machines Corp.	554,288
901	Intuit, Inc.	104,507
3,494	MasterCard, Inc., Class A	392,970
28,655	Microsoft Corp.	1,887,218
11,114	Oracle Corp.	495,796
1,184	Paychex, Inc.	69,738
4,164	PayPal Holdings, Inc.(2)	179,135
661	Red Hat, Inc.(2)	57,176
2,429	salesforce.com, Inc.(2)	200,368
2,295	Symantec Corp.	70,411
558	Synopsys, Inc.(2)	40,249
485	Teradata Corp.(2)	15,093
612	Total System Services, Inc.	32,717

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 25.1% (continued)
	Software & Services - (continued)
330	VeriSign, Inc.(2)	$28,746
6,890	Visa, Inc., Class A	612,314
1,783	Western Union Co. (The)	36,284
3,255	Yahoo!, Inc.(2)	151,065
		9,676,994
	Technology Hardware & Equipment - 1.5%
1,140	Amphenol Corp., Class A	81,134
19,455	Apple, Inc.	2,794,905
18,570	Cisco Systems, Inc.	627,666
3,441	Corning, Inc.	92,907
240	F5 Networks, Inc.(2)	34,217
513	FLIR Systems, Inc.	18,612
461	Harris Corp.	51,296
6,173	Hewlett Packard Enterprise Co.	146,300
6,279	HP, Inc.	112,269
1,416	Juniper Networks, Inc.	39,407
611	Motorola Solutions, Inc.	52,680
1,005	NetApp, Inc.	42,059
1,095	Seagate Technology plc	50,293
1,317	TE Connectivity Ltd.	98,182
1,068	Western Digital Corp.	88,142
3,166	Xerox Corp.	23,239
		4,353,308
	Telecommunication Services - 0.6%
22,774	AT&T, Inc.	946,260
2,027	CenturyLink, Inc.	47,776
1,083	Level 3 Communications, Inc.(2)	61,969
15,116	Verizon Communications, Inc.	736,905
		1,792,910
	Transportation - 0.5%
458	Alaska Air Group, Inc.	42,237
1,869	American Airlines Group, Inc.	79,059
524	CH Robinson Worldwide, Inc.	40,500
3,435	CSX Corp.	159,899
2,710	Delta Air Lines, Inc.	124,552
668	Expeditors International of Washington, Inc.	37,735
909	FedEx Corp.	177,391
322	JB Hunt Transport Services, Inc.	29,540
395	Kansas City Southern	33,875
1,077	Norfolk Southern Corp.	120,592
198	Ryder System, Inc.	14,937
2,281	Southwest Airlines Co.	122,627
3,018	Union Pacific Corp.	319,666
1,062	United Continental Holdings, Inc.(2)	75,020
2,556	United Parcel Service, Inc., Class B	274,259
		1,651,889
	Utilities - 0.8%
2,443	AES Corp.	27,313
844	Alliant Energy Corp.	33,431
900	Ameren Corp.	49,131
1,823	American Electric Power Co., Inc.	122,378
661	American Water Works Co., Inc.	51,406

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 25.1% (continued)
	Utilities - (continued)
1,597	CenterPoint Energy, Inc.	$44,029
1,038	CMS Energy Corp.	46,440
1,131	Consolidated Edison, Inc.	87,833
2,329	Dominion Resources, Inc.	180,661
665	DTE Energy Co.	67,903
2,594	Duke Energy Corp.	212,734
1,208	Edison International	96,169
665	Entergy Corp.	50,513
1,175	Eversource Energy	69,067
3,436	Exelon Corp.	123,627
1,640	FirstEnergy Corp.	52,185
1,734	NextEra Energy, Inc.	222,594
1,199	NiSource, Inc.	28,524
1,172	NRG Energy, Inc.	21,916
1,880	PG&E Corp.	124,757
413	Pinnacle West Capital Corp.	34,436
2,521	PPL Corp.	94,260
1,877	Public Service Enterprise Group, Inc.	83,245
530	SCANA Corp.	34,636
929	Sempra Energy	102,655
3,676	Southern Co. (The)	182,991
1,170	WEC Energy Group, Inc.	70,937
1,881	Xcel Energy, Inc.	83,610
		2,399,381
	Total Common Stocks (cost $57,763,325)	75,188,884
Exchange-Traded Fund - 0.3%
	Diversified Financial Services - 0.3%
3,680	Vanguard S&P 500 ETF	796,168
	Total Exchange-Traded Funds (cost $791,292)	796,168
Asset & Commercial Mortgage Backed Securities - 0.4%
	Banc of America Commercial Mortgage Trust
	Series 2007-4, Class A4
$2,292	5.89%, 02/10/2051(4)	2,307
	Series 2007-5, Class A4
14,350	5.49%, 02/10/2051	14,433
21,196	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A4 5.70%, 06/11/2050	21,450
100,000	Chase Issuance Trust, Series 2013-A1, Class A1 1.30%, 02/18/2020	99,969
100,000	Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8, 5.65%, 09/20/2019	102,015
	Citigroup Commercial Mortgage Trust
	Series 2007-C6, Class A4
20,497	5.78%, 12/10/2049(4)	20,521
	Series 2008-C7, Class A4
15,157	6.13%, 12/10/2049(4)	15,311
	Series 2014-GC23, Class A4
50,000	3.62%, 07/10/2047	51,710

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Asset & Commercial Mortgage Backed Securities - 0.4% (continued)
$12,845	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4 5.89%, 11/15/2044(4)	$12,928
	Cobalt CMBS Commercial Mortgage Trust
	Series 2007-C2, Class A3
759	5.48%, 04/15/2047(4)	758
	Series 2007-C3, Class A4
13,105	5.88%, 05/15/2046(4)	13,134
	COMM Mortgage Trust
	Series 2013-CR9, Class A4,
35,000	4.23%, 07/10/2045(4)	37,745
	Series 2014-UBS5, Class A4
45,000	3.84%, 09/10/2047	46,819
	Series 2014-UBS6, Class A5
50,000	3.64%, 12/10/2047	51,379
	Series 2015-LC23, Class A4
35,000	3.77%, 10/10/2048	36,215
	Commercial Mortgage Pass-Through Certificates
	Series 2007-C9, Class A4
4,017	5.81%, 12/10/2049(4)	4,032
	Series 2012-CR2, Class A4
30,000	3.15%, 08/15/2045	30,739
	Commercial Mortgage Trust
	Series 2007-GG11, Class A4
16,274	5.74%, 12/10/2049	16,360
	Series 2013-LC6, Class A4
15,000	2.94%, 01/10/2046	15,182
3,347	Credit Suisse Commercial Mortgage Trust, Series 2007-C3, Class A4 5.72%, 06/15/2039(4)	3,345
35,000	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A4 3.81%, 11/15/2048	36,232
258	GE Commercial Mortgage Corp., Series 2007-C1, Class A4 5.54%, 12/10/2049	258
10,000	GS Mortgage Securities Corp. II, Series 2013-GC10, Class A5 2.94%, 02/10/2046	10,100
	GS Mortgage Securities Trust
	Series 2007-GG10, Class A4
14,882	5.95%, 08/10/2045(4)	14,867
	Series 2012-GC6, Class A3
19,925	3.48%, 01/10/2045	20,773
	Series 2012-GCJ7, Class A4
50,000	3.38%, 05/10/2045	51,864
	Series 2013-GC12, Class A4
40,000	3.14%, 06/10/2046	40,698
	Series 2013-GC14, Class A5
35,000	4.24%, 08/10/2046	37,687
	Series 2013-GC16, Class A4
40,000	4.27%, 11/10/2046	43,028
	Series 2014-GC18, Class A4
40,000	4.07%, 01/10/2047	42,381
	Series 2015-GS1, Class A3
30,000	3.73%, 11/10/2048	31,154
	JP Morgan Chase Commercial Mortgage Securities Trust
	Series 2007-CB20, Class A4
20,067	5.79%, 02/12/2051(4)	20,224

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Asset & Commercial Mortgage Backed Securities - 0.4% (continued)
	JP Morgan Chase Commercial Mortgage Securities Trust
	Series 2007-LD11, Class A4
$11,830	5.84%, 06/15/2049(4)	$11,834
	Series 2011-C5, Class A3
8,426	4.17%, 08/15/2046	8,958
40,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4 3.80%, 09/15/2047	41,471
13,242	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3 5.87%, 09/15/2045(4)	13,440
30,068	ML-CFC Commercial Mortgage Trust, Series 2007-9, Class A4 5.70%, 09/12/2049	30,344
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2014-C15, Class A4
40,000	4.05%, 04/15/2047	42,396
	Series 2014-C16, Class A5
50,000	3.89%, 06/15/2047	52,589
	Series 2015-C22, Class A4
30,000	3.31%, 04/15/2048	30,218
	Series 2015-C27, Class A4
30,000	3.75%, 12/15/2047	31,136
14,893	Morgan Stanley Capital I Trust, Series 2007-IQ16, Class A4 5.81%, 12/12/2049	14,981
	Wachovia Bank Commercial Mortgage Trust
	Series 2007-C32, Class A3
6,581	5.76%, 06/15/2049(4)	6,574
	Series 2007-C34, Class A3
7,570	5.68%, 05/15/2046	7,600
40,000	WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A3 2.88%, 12/15/2045	40,301
	Total Asset & Commercial Mortgage Backed Securities (cost $1,307,437)	1,277,460
Corporate Bonds - 14.1%
	Advertising - 0.0%
40,000	Omnicom Group, Inc. 3.63%, 05/01/2022	41,378
	Aerospace/Defense - 0.3%
	Boeing Co. (The)
230,000	4.88%, 02/15/2020	250,128
35,000	6.13%, 02/15/2033	44,734
15,000	General Dynamics Corp. 3.88%, 07/15/2021	15,903
	Lockheed Martin Corp.
140,000	4.25%, 11/15/2019	148,539
75,000	4.85%, 09/15/2041	81,509
	Northrop Grumman Corp.
40,000	4.75%, 06/01/2043	43,095
20,000	5.05%, 08/01/2019	21,377
95,000	Raytheon Co. 3.13%, 10/15/2020	98,173
	United Technologies Corp.
65,000	4.50%, 04/15/2020	69,990
100,000	4.50%, 06/01/2042	105,836
		879,284

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 14.1% (continued)
	Agriculture - 0.2%
$300,000	Altria Group, Inc. 4.75%, 05/05/2021	$324,982
33,000	Archer-Daniels-Midland Co. 4.02%, 04/16/2043	32,679
	Philip Morris International, Inc.
105,000	4.50%, 03/26/2020	112,169
75,000	4.50%, 03/20/2042	76,371
90,000	Reynolds American, Inc. 4.45%, 06/12/2025	94,735
		640,936
	Auto Manufacturers - 0.3%
18,000	Daimler Finance North America LLC 8.50%, 01/18/2031	27,178
175,000	Ford Motor Co. 7.45%, 07/16/2031	220,731
	General Motors Co.
100,000	3.50%, 10/02/2018	102,195
120,000	6.25%, 10/02/2043	132,161
	Toyota Motor Credit Corp.
	MTN
70,000	2.00%, 10/24/2018	70,346
190,000	3.40%, 09/15/2021	197,875
		750,486
	Beverages - 0.4%
395,000	Anheuser-Busch InBev Finance, Inc. 3.65%, 02/01/2026	399,424
	Anheuser-Busch InBev Worldwide, Inc.
110,000	3.75%, 07/15/2042	100,739
125,000	5.38%, 01/15/2020	136,014
210,000	Coca-Cola Co. (The) 3.15%, 11/15/2020	219,387
25,000	Diageo Capital plc 3.88%, 04/29/2043	24,230
65,000	Molson Coors Brewing Co. 4.20%, 07/15/2046	60,867
	PepsiCo, Inc.
60,000	3.13%, 11/01/2020	62,211
85,000	5.50%, 01/15/2040	103,323
		1,106,195
	Biotechnology - 0.2%
	Amgen, Inc.
105,000	3.88%, 11/15/2021	110,511
25,000	4.40%, 05/01/2045	24,266
68,000	4.66%, 06/15/2051	68,042
160,000	Celgene Corp. 3.25%, 08/15/2022	162,669
	Gilead Sciences, Inc.
230,000	3.70%, 04/01/2024	236,261
20,000	4.40%, 12/01/2021	21,472
45,000	4.80%, 04/01/2044	46,482
		669,703

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 14.1% (continued)
	Chemicals - 0.3%
	Dow Chemical Co. (The)
$200,000	4.13%, 11/15/2021	$212,206
50,000	4.38%, 11/15/2042	49,146
68,000	Eastman Chemical Co. 3.80%, 03/15/2025	69,454
45,000	Ecolab, Inc. 4.35%, 12/08/2021	48,591
20,000	EI du Pont de Nemours & Co. 5.60%, 12/15/2036	23,116
	LYB International Finance BV
130,000	4.00%, 07/15/2023	135,492
30,000	4.88%, 03/15/2044	31,077
80,000	Monsanto Co. 4.40%, 07/15/2044	77,755
35,000	Potash Corp. of Saskatchewan, Inc. 6.50%, 05/15/2019	37,931
20,000	PPG Industries, Inc. 3.60%, 11/15/2020	20,937
55,000	Praxair, Inc. 2.45%, 02/15/2022	54,947
		760,652
	Commercial Banks - 3.1%
	Bank of America Corp.
250,000	3.30%, 01/11/2023	251,551
445,000	5.00%, 05/13/2021	483,169
115,000	5.88%, 02/07/2042	138,305
150,000	Bank of Montreal 1.45%, 04/09/2018	149,951
150,000	Bank of New York Mellon Corp. (The) 3.55%, 09/23/2021	156,243
95,000	Bank of Nova Scotia 4.38%, 01/13/2021	101,417
270,000	Barclays PLC 2.88%, 06/08/2020	271,545
130,000	BB&T Corp. 5.25%, 11/01/2019	140,134
140,000	Capital One Financial Corp. 4.75%, 07/15/2021	150,569
	Citigroup, Inc.
210,000	2.65%, 10/26/2020	211,360
275,000	6.63%, 06/15/2032	335,012
	Cooperatieve Rabobank UA
195,000	4.50%, 01/11/2021	209,129
65,000	5.25%, 05/24/2041	75,688
650,000	Credit Suisse 5.30%, 08/13/2019	696,992
70,000	Deutsche Bank AG 3.70%, 05/30/2024	68,805
100,000	Fifth Third Bancorp 3.50%, 03/15/2022	102,568
	Goldman Sachs Group, Inc. (The)
525,000	3.85%, 07/08/2024	537,774
89,000	6.25%, 02/01/2041	111,769

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 14.1% (continued)
	Commercial Banks - (continued)
$650,000	HSBC Holdings plc 5.10%, 04/05/2021	$705,697
110,000	HSBC USA, Inc. 3.50%, 06/23/2024	112,070
	JPMorgan Chase & Co.
455,000	4.95%, 03/25/2020	491,313
220,000	5.50%, 10/15/2040	258,191
155,000	6.30%, 04/23/2019	168,370
160,000	Landwirtschaftliche Rentenbank 1.88%, 09/17/2018	161,139
	Morgan Stanley
90,000	4.30%, 01/27/2045	89,021
655,000	5.50%, 07/28/2021	726,364
	PNC Financial Services Group, Inc. (The)
170,000	3.30%, 03/08/2022	175,068
150,000	5.13%, 02/08/2020	162,097
60,000	Royal Bank of Canada 4.65%, 01/27/2026	63,482
80,000	State Street Corp. 4.38%, 03/07/2021	85,629
300,000	Sumitomo Mitsui Financial Group, Inc. 2.93%, 03/09/2021	302,516
300,000	Toronto-Dominion Bank (The) 2.25%, 11/05/2019	301,996
180,000	US Bancorp 4.13%, 05/24/2021	192,448
	Wells Fargo & Co.
200,000	3.50%, 03/08/2022	207,177
270,000	4.60%, 04/01/2021	290,269
180,000	5.61%, 01/15/2044	206,205
250,000	Westpac Banking Corp. 4.88%, 11/19/2019	267,220
		9,158,253
	Commercial Services - 0.0%
75,000	Princeton University 4.95%, 03/01/2019	79,595
	Construction Materials - 0.0%
100,000	Johnson Controls International plc 5.00%, 03/30/2020	107,360
	Diversified Financial Services - 0.4%
148,000	American Express Co. 2.65%, 12/02/2022	146,610
105,000	BlackRock, Inc. 5.00%, 12/10/2019	113,867
240,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp. 5.45%, 06/15/2023(5)	258,963
468,000	GE Capital International Funding Co. 2.34%, 11/15/2020	470,024
100,000	General Electric Capital Corp. 5.88%, 01/14/2038	126,215
80,000	HSBC Finance Corp. 6.68%, 01/15/2021	90,433

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 14.1% (continued)
	Diversified Financial Services - (continued)
$110,000	National Rural Utilities Cooperative Finance Corp. 3.05%, 02/15/2022	$112,479
		1,318,591
	Electric - 0.9%
107,000	Alabama Power Co. 6.00%, 03/01/2039	131,326
135,000	Berkshire Hathaway Energy Co. 6.13%, 04/01/2036	168,538
15,000	CenterPoint Energy Houston Electric LLC 3.55%, 08/01/2042	14,207
60,000	CMS Energy Corp. 5.05%, 03/15/2022	65,682
40,000	Commonwealth Edison Co. 3.80%, 10/01/2042	38,541
	Consolidated Edison Co. of New York, Inc.
80,000	3.95%, 03/01/2043	78,197
40,000	6.65%, 04/01/2019	43,709
	Dominion Resources, Inc.
140,000	4.45%, 03/15/2021	149,271
	Series C
75,000	4.90%, 08/01/2041	79,244
	Duke Energy Carolinas LLC
90,000	4.00%, 09/30/2042	89,601
30,000	5.30%, 02/15/2040	35,479
100,000	Entergy Louisiana LLC 4.05%, 09/01/2023	105,511
	Exelon Generation Co. LLC
75,000	4.00%, 10/01/2020	77,935
135,000	6.25%, 10/01/2039	139,994
85,000	Florida Power & Light Co. 5.69%, 03/01/2040	105,281
100,000	Georgia Power Co. 2.85%, 05/15/2022	100,536
25,000	Indiana Michigan Power Co. 6.05%, 03/15/2037	30,599
70,000	Kentucky Utilities Co. 5.13%, 11/01/2040	81,200
55,000	Nevada Power Co., Series R 6.75%, 07/01/2037	73,377
40,000	NiSource Finance Corp. 5.25%, 02/15/2043	44,178
80,000	Northern States Power Co. 3.40%, 08/15/2042	73,512
75,000	Ohio Power Co., Series M 5.38%, 10/01/2021	83,522
95,000	Oncor Electric Delivery Co. LLC 7.00%, 09/01/2022	114,604
135,000	Pacific Gas & Electric Co. 6.05%, 03/01/2034	169,009
	Progress Energy, Inc.
140,000	3.15%, 04/01/2022	141,492
130,000	4.40%, 01/15/2021	137,839

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 14.1% (continued)
	Electric - (continued)
$25,000	PSEG Power LLC 5.13%, 04/15/2020	$26,915
65,000	Public Service Electric & Gas Co. 3.95%, 05/01/2042	64,697
40,000	South Carolina Electric & Gas Co. 6.05%, 01/15/2038	46,823
75,000	Southern California Edison Co. 4.50%, 09/01/2040	80,317
65,000	Xcel Energy, Inc. 4.70%, 05/15/2020	69,049
		2,660,185
	Electrical Components & Equipment - 0.0%
70,000	Emerson Electric Co. 4.88%, 10/15/2019	75,341
	Electronics - 0.1%
	Honeywell International, Inc.
80,000	4.25%, 03/01/2021	86,080
20,000	5.70%, 03/15/2037	24,918
150,000	Thermo Fisher Scientific, Inc. 4.15%, 02/01/2024	157,419
		268,417
	Environmental Control - 0.1%
95,000	Republic Services, Inc. 5.00%, 03/01/2020	102,520
105,000	Waste Management, Inc. 4.75%, 06/30/2020	113,236
		215,756
	Food - 0.3%
80,000	General Mills, Inc. 5.65%, 02/15/2019	85,500
70,000	JM Smucker Co. (The) 3.50%, 03/15/2025	70,944
45,000	Kellogg Co. 4.00%, 12/15/2020	47,526
183,000	Kraft Foods Group, Inc. 5.38%, 02/10/2020	198,821
100,000	Kraft Heinz Foods Co. 5.00%, 06/04/2042	101,801
	Kroger Co. (The)
70,000	6.80%, 12/15/2018	75,721
40,000	7.50%, 04/01/2031	53,471
50,000	Tyson Foods, Inc. 3.95%, 08/15/2024	50,988
50,000	Unilever Capital Corp. 5.90%, 11/15/2032	64,110
		748,882
	Forest Products & Paper - 0.1%
10,000	Georgia-Pacific LLC 7.75%, 11/15/2029	13,884

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 14.1% (continued)
	Forest Products & Paper - (continued)
$200,000	International Paper Co. 3.80%, 01/15/2026	$202,284
		216,168
	Gas - 0.0%
8,000	Atmos Energy Corp. 5.50%, 06/15/2041	9,581
65,000	Sempra Energy 6.00%, 10/15/2039	77,424
		87,005
	Healthcare-Products - 0.2%
	Abbott Laboratories
100,000	2.90%, 11/30/2021	100,437
70,000	2.95%, 03/15/2025	66,828
100,000	4.75%, 11/30/2036	103,096
35,000	Becton Dickinson and Co. 4.69%, 12/15/2044	36,535
70,000	Boston Scientific Corp. 6.00%, 01/15/2020	76,693
45,000	Covidien International Finance S.A. 3.20%, 06/15/2022	46,000
225,000	Medtronic, Inc. 3.50%, 03/15/2025	230,230
60,000	Zimmer Biomet Holdings, Inc. 3.55%, 04/01/2025	59,329
		719,148
	Healthcare-Services - 0.2%
90,000	Anthem, Inc. 4.65%, 01/15/2043	91,683
	Cigna Corp.
50,000	4.00%, 02/15/2022	52,547
10,000	5.38%, 02/15/2042	11,600
110,000	Quest Diagnostics, Inc. 4.70%, 04/01/2021	118,184
125,000	UnitedHealth Group, Inc. 6.88%, 02/15/2038	169,904
		443,918
	Household Products - 0.1%
90,000	Colgate-Palmolive Co. 2.30%, 05/03/2022	89,911
57,000	Procter & Gamble Co. (The) 5.55%, 03/05/2037	74,448
		164,359
	Household Products/Wares - 0.0%
12,000	Kimberly-Clark Corp. 5.30%, 03/01/2041	14,386
	Insurance - 0.6%
75,000	ACE INA Holdings, Inc. 2.88%, 11/03/2022	75,584
45,000	Allstate Corp. (The) 5.55%, 05/09/2035	53,935

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 14.1% (continued)
	Insurance - (continued)
$110,000	American International Group, Inc. 4.50%, 07/16/2044	$104,970
20,000	Aon Corp. 5.00%, 09/30/2020	21,630
60,000	Aon plc 4.75%, 05/15/2045	59,933
225,000	Berkshire Hathaway Finance Corp. 5.40%, 05/15/2018	234,967
75,000	Berkshire Hathaway, Inc. 4.50%, 02/11/2043	80,359
90,000	Chubb Corp. (The) 5.75%, 05/15/2018	94,168
165,000	Chubb INA Holdings, Inc. 2.70%, 03/13/2023	163,735
60,000	Lincoln National Corp. 4.00%, 09/01/2023	62,681
35,000	Marsh & McLennan Cos., Inc. 4.80%, 07/15/2021	37,869
	MetLife, Inc.
25,000	4.88%, 11/13/2043	27,257
90,000	5.70%, 06/15/2035	108,006
120,000	7.72%, 02/15/2019	132,498
70,000	Principal Financial Group, Inc. 3.30%, 09/15/2022	71,269
	Prudential Financial, Inc.
145,000	5.38%, 06/21/2020	159,048
65,000	5.80%, 11/16/2041	78,398
70,000	Travelers Cos., Inc. (The) 4.60%, 08/01/2043	76,103
		1,642,410
	Iron/Steel - 0.0%
90,000	Vale Overseas Ltd. 6.88%, 11/10/2039	96,246
	IT Services - 0.3%
	Apple, Inc.
425,000	2.40%, 05/03/2023	417,894
110,000	3.45%, 02/09/2045	98,048
170,000	Hewlett Packard Enterprise Co. 4.40%, 10/15/2022	178,033
45,000	HP, Inc. 4.30%, 06/01/2021	47,372
105,000	International Business Machines Corp. 5.60%, 11/30/2039	129,345
		870,692
	Machinery-Construction & Mining - 0.1%
	Caterpillar, Inc.
40,000	3.80%, 08/15/2042	37,965
185,000	3.90%, 05/27/2021	195,742
		233,707

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 14.1% (continued)
	Machinery-Diversified - 0.0%
$55,000	Deere & Co. 3.90%, 06/09/2042	$54,927
	Media - 0.5%
131,000	21st Century Fox America, Inc. 6.40%, 12/15/2035	158,901
90,000	CBS Corp. 3.70%, 08/15/2024	91,147
140,000	Charter Communications Operating LLC / Charter Communications Operating Capital 4.91%, 07/23/2025	147,934
	Comcast Corp.
150,000	4.65%, 07/15/2042	156,536
105,000	5.15%, 03/01/2020	114,377
90,000	7.05%, 03/15/2033	119,614
30,000	Discovery Communications LLC 4.88%, 04/01/2043	27,176
	Time Warner Cable LLC
245,000	4.00%, 09/01/2021	253,969
40,000	4.50%, 09/15/2042	36,251
65,000	6.75%, 07/01/2018	68,733
	Time Warner, Inc.
140,000	3.80%, 02/15/2027	138,473
60,000	4.85%, 07/15/2045	58,354
98,000	Viacom, Inc. 4.38%, 03/15/2043	84,944
	Walt Disney Co. (The)
60,000	2.55%, 02/15/2022	60,420
55,000	4.13%, 12/01/2041	56,173
		1,573,002
	Mining - 0.1%
45,000	Barrick Gold Corp. 5.25%, 04/01/2042	48,928
	BHP Billiton Finance USA Ltd.
63,000	2.88%, 02/24/2022	63,972
15,000	4.13%, 02/24/2042	15,022
50,000	Newmont Mining Corp. 6.25%, 10/01/2039	58,013
50,000	Rio Tinto Finance USA Ltd. 5.20%, 11/02/2040	57,233
55,000	Southern Copper Corp. 6.75%, 04/16/2040	62,026
		305,194
	Miscellaneous Manufacturer - 0.1%
50,000	3M Co. 5.70%, 03/15/2037	62,055
115,000	Eaton Corp. 2.75%, 11/02/2022	114,199
67,000	General Electric Co. 4.13%, 10/09/2042	68,246
35,000	Illinois Tool Works, Inc. 3.90%, 09/01/2042	35,020

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 14.1% (continued)
	Miscellaneous Manufacturer - (continued)
$150,000	Newell Brands, Inc. 4.20%, 04/01/2026	$156,112
		435,632
	Multi-National - 0.8%
	Asian Development Bank
100,000	1.75%, 09/11/2018	100,569
90,000	2.00%, 01/22/2025	86,973
150,000	European Bank for Reconstruction & Development 1.75%, 11/26/2019	150,099
850,000	European Investment Bank 2.88%, 09/15/2020	876,147
570,000	Inter-American Development Bank 3.88%, 02/14/2020	603,817
512,000	International Bank for Reconstruction & Development 7.63%, 01/19/2023	658,519
		2,476,124
	Office/Business Equipment - 0.0%
10,000	Xerox Corp. 4.07%, 03/17/2022(5)	10,157
	Oil & Gas - 1.0%
60,000	Anadarko Petroleum Corp. 6.20%, 03/15/2040	67,754
85,000	Apache Corp. 5.10%, 09/01/2040	87,460
280,000	BP Capital Markets plc 3.25%, 05/06/2022	286,016
40,000	Canadian Natural Resources Ltd. 6.50%, 02/15/2037	46,023
	Chevron Corp.
125,000	2.36%, 12/05/2022	123,620
150,000	2.43%, 06/24/2020	151,642
108,000	ConocoPhillips 6.50%, 02/01/2039	137,553
65,000	Devon Financing Co. LLC 7.88%, 09/30/2031	83,952
	Exxon Mobil Corp.
55,000	2.71%, 03/06/2025	54,236
40,000	3.57%, 03/06/2045	37,615
28,000	Hess Corp. 5.60%, 02/15/2041	28,043
60,000	Kerr-McGee Corp. 6.95%, 07/01/2024	70,835
15,000	Marathon Oil Corp. 6.60%, 10/01/2037	17,021
	Marathon Petroleum Corp.
35,000	5.00%, 09/15/2054	30,512
15,000	5.13%, 03/01/2021	16,227
50,000	Nexen Energy ULC 7.50%, 07/30/2039	69,939
60,000	Noble Energy, Inc. 6.00%, 03/01/2041	66,646
	Occidental Petroleum Corp.
40,000	4.10%, 02/01/2021	42,362

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 14.1% (continued)
	Oil & Gas - (continued)
	Occidental Petroleum Corp. - (continued)
$35,000	4.40%, 04/15/2046	$35,495
	Petroleos Mexicanos
100,000	4.88%, 01/24/2022	102,870
195,000	6.50%, 06/02/2041	194,220
	Phillips 66
35,000	4.30%, 04/01/2022	37,107
45,000	4.88%, 11/15/2044	45,191
	Shell International Finance BV
140,000	3.63%, 08/21/2042	126,334
170,000	4.30%, 09/22/2019	179,747
	Statoil ASA
35,000	5.10%, 08/17/2040	39,745
255,000	5.25%, 04/15/2019	271,811
60,000	Suncor Energy, Inc. 6.50%, 06/15/2038	75,442
95,000	Total Capital S.A. 4.25%, 12/15/2021	102,263
	Valero Energy Corp.
140,000	6.13%, 02/01/2020	154,143
40,000	7.50%, 04/15/2032	50,841
		2,832,665
	Oil & Gas Services - 0.0%
46,000	Baker Hughes, Inc. 5.13%, 09/15/2040	50,519
	National Oilwell Varco, Inc.
50,000	2.60%, 12/01/2022	47,854
15,000	3.95%, 12/01/2042	12,073
		110,446
	Pharmaceuticals - 0.7%
420,000	AbbVie, Inc. 2.90%, 11/06/2022	418,425
	Actavis Funding SCS
200,000	3.85%, 06/15/2024	203,970
20,000	4.75%, 03/15/2045	20,086
60,000	AstraZeneca plc 6.45%, 09/15/2037	78,342
100,000	Baxalta, Inc. 4.00%, 06/23/2025	101,890
25,000	Bristol-Myers Squibb Co. 3.25%, 08/01/2042	21,855
105,000	Cardinal Health, Inc. 3.50%, 11/15/2024	106,703
165,000	Express Scripts Holding Co. 4.50%, 02/25/2026	169,250
	GlaxoSmithKline Capital, Inc.
40,000	2.80%, 03/18/2023	40,041
47,000	6.38%, 05/15/2038	61,547
100,000	Johnson & Johnson 5.95%, 08/15/2037	130,083
	McKesson Corp.
70,000	3.80%, 03/15/2024	72,652
50,000	4.75%, 03/01/2021	53,689

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 14.1% (continued)
	Pharmaceuticals - (continued)
$75,000	Merck & Co., Inc. 3.60%, 09/15/2042	$70,263
60,000	Mylan N.V. 3.95%, 06/15/2026	58,730
145,000	Novartis Capital Corp. 2.40%, 09/21/2022	144,230
140,000	Pfizer, Inc. 3.00%, 12/15/2026	138,620
20,000	Sanofi 4.00%, 03/29/2021	21,203
28,000	Teva Pharmaceutical Finance IV BV 3.65%, 11/10/2021	28,451
160,000	Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/01/2026	147,442
40,000	Wyeth LLC 5.95%, 04/01/2037	49,389
		2,136,861
	Pipelines - 0.4%
	Energy Transfer Partners L.P.
100,000	6.50%, 02/01/2042	107,954
64,000	9.00%, 04/15/2019	72,208
	Enterprise Products Operating LLC
100,000	4.45%, 02/15/2043	95,154
40,000	4.85%, 03/15/2044	40,455
	Kinder Morgan Energy Partners L.P.
55,000	4.70%, 11/01/2042	49,876
102,000	6.38%, 03/01/2041	110,826
100,000	MPLX L.P. 4.13%, 03/01/2027	99,567
40,000	ONEOK Partners L.P. 6.65%, 10/01/2036	46,556
65,000	Plains All American Pipeline L.P. / PAA Finance Corp. 6.65%, 01/15/2037	72,861
	TransCanada PipeLines Ltd.
195,000	3.75%, 10/16/2023	202,613
55,000	3.80%, 10/01/2020	57,585
20,000	Transcontinental Gas Pipe Line Co. LLC 4.45%, 08/01/2042	18,907
	Williams Partners L.P.
125,000	4.13%, 11/15/2020	130,715
40,000	6.30%, 04/15/2040	44,828
		1,150,105
	Real Estate Investment Trusts - 0.2%
100,000	Boston Properties L.P. 5.88%, 10/15/2019	108,223
40,000	ERP Operating L.P. 4.50%, 07/01/2044	40,832
220,000	Simon Property Group L.P. 5.65%, 02/01/2020	239,169
	Welltower, Inc.
40,000	3.75%, 03/15/2023	40,971
55,000	5.25%, 01/15/2022	60,293

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 14.1% (continued)
	Real Estate Investment Trusts - (continued)
$40,000	Weyerhaeuser Co. 7.38%, 03/15/2032	$52,597
		542,085
	Retail - 0.5%
340,000	CVS Health Corp. 4.00%, 12/05/2023	357,064
	Home Depot, Inc. (The)
160,000	2.70%, 04/01/2023	161,498
85,000	5.88%, 12/16/2036	107,536
70,000	Lowe’s Cos., Inc. 6.65%, 09/15/2037	93,975
	McDonald’s Corp.
100,000	2.75%, 12/09/2020	101,344
84,000	3.70%, 02/15/2042	75,497
	Target Corp.
140,000	2.30%, 06/26/2019	141,785
119,000	2.50%, 04/15/2026	111,154
	Wal-Mart Stores, Inc.
50,000	3.25%, 10/25/2020	52,204
50,000	4.25%, 04/15/2021	54,185
121,000	5.63%, 04/15/2041	149,328
110,000	Walgreen Co. 3.10%, 09/15/2022	110,710
40,000	Walgreens Boots Alliance, Inc. 4.80%, 11/18/2044	40,802
		1,557,082
	Semiconductors - 0.2%
110,000	Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88%, 01/15/2027(5)	110,580
330,000	Intel Corp. 2.70%, 12/15/2022	331,241
85,000	QUALCOMM, Inc. 3.45%, 05/20/2025	86,235
80,000	Texas Instruments, Inc. 1.65%, 08/03/2019	79,856
		607,912
	Software - 0.4%
	Microsoft Corp.
225,000	3.13%, 11/03/2025	227,119
180,000	3.30%, 02/06/2027	182,762
70,000	4.00%, 02/12/2055	66,098
85,000	5.20%, 06/01/2039	99,885
	Oracle Corp.
210,000	2.65%, 07/15/2026	199,964
55,000	4.13%, 05/15/2045	53,458
40,000	5.38%, 07/15/2040	46,426
250,000	Visa, Inc. 3.15%, 12/14/2025	250,864
		1,126,576
	Telecommunications - 0.7%
60,000	America Movil S.A.B. de C.V. 6.13%, 11/15/2037	68,975

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 14.1% (continued)
	Telecommunications - (continued)
$25,000	AT&T Mobility LLC 7.13%, 12/15/2031	$31,424
	AT&T, Inc.
250,000	2.63%, 12/01/2022	244,280
222,000	4.55%, 03/09/2049	197,913
55,000	5.00%, 03/01/2021	59,339
120,000	5.15%, 03/15/2042	119,059
14,000	5.35%, 09/01/2040	14,385
43,000	British Telecommunications plc 9.13%, 12/15/2030	64,324
	Cisco Systems, Inc.
120,000	4.45%, 01/15/2020	128,547
60,000	5.50%, 01/15/2040	73,209
37,000	Deutsche Telekom International Finance BV 8.75%, 06/15/2030	53,933
	Orange S.A.
80,000	5.38%, 07/08/2019	85,613
25,000	5.38%, 01/13/2042	27,725
11,000	Qwest Corp. 6.88%, 09/15/2033	10,953
	Rogers Communications, Inc.
30,000	4.50%, 03/15/2043	29,792
50,000	6.80%, 08/15/2018	53,366
100,000	Telefonica Emisiones SAU 5.46%, 02/16/2021	109,773
	Verizon Communications, Inc.
143,000	2.95%, 03/15/2022(5)	142,431
276,000	5.01%, 08/21/2054	261,835
240,000	5.15%, 09/15/2023	264,143
	Vodafone Group plc
95,000	5.45%, 06/10/2019	101,723
50,000	6.15%, 02/27/2037	57,479
		2,200,221
	Transportation - 0.3%
	Burlington Northern Santa Fe LLC
47,000	4.38%, 09/01/2042	48,194
45,000	4.45%, 03/15/2043	46,680
170,000	4.70%, 10/01/2019	181,537
40,000	Canadian National Railway Co. 2.85%, 12/15/2021	40,760
	Canadian Pacific Railway Co.
60,000	4.45%, 03/15/2023	64,488
8,000	7.13%, 10/15/2031	10,799
	CSX Corp.
85,000	3.70%, 10/30/2020	88,581
105,000	4.25%, 06/01/2021	111,761
70,000	FedEx Corp. 4.10%, 02/01/2045	64,832
70,000	Norfolk Southern Corp. 4.84%, 10/01/2041	76,249
	Union Pacific Corp.
67,000	3.80%, 10/01/2051	62,521
60,000	4.00%, 02/01/2021	63,530

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 14.1% (continued)
	Transportation - (continued)
$110,000	United Parcel Service, Inc. 3.13%, 01/15/2021	$114,013
		973,945
	Total Corporate Bonds (cost $41,985,328)	42,061,987
Foreign Government Obligations - 1.1%
	Canada - 0.2%
70,000	Hydro-Quebec 8.40%, 01/15/2022	86,500
105,000	Province of British Columbia 2.65%, 09/22/2021	107,335
85,000	Province of Manitoba 2.10%, 09/06/2022	83,738
285,000	Province of Ontario 4.40%, 04/14/2020	305,328
70,000	Province of Quebec 7.50%, 09/15/2029	99,403
		682,304
	Colombia - 0.1%
240,000	Colombia Government International Bond 8.13%, 05/21/2024	305,640
	Germany - 0.4%
	KFW
420,000	2.13%, 01/17/2023	416,071
561,000	4.00%, 01/27/2020	596,326
		1,012,397
	Hungary - 0.1%
100,000	Hungary Government International Bond 5.38%, 03/25/2024	111,294
	Italy - 0.0%
45,000	Italy Government International Bond 5.38%, 06/15/2033	48,800
	Mexico - 0.1%
	Mexico Government International Bond
70,000	3.63%, 03/15/2022	71,995
252,000	6.05%, 01/11/2040	287,910
		359,905
	Panama - 0.0%
50,000	Panama Government International Bond 6.70%, 01/26/2036	63,000
	Peru - 0.0%
75,000	Peruvian Government International Bond 5.63%, 11/18/2050	89,344
	Philippines - 0.1%
	Philippine Government International Bond
120,000	4.00%, 01/15/2021	127,559
100,000	6.38%, 10/23/2034	132,807
		260,366

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Foreign Government Obligations - 1.1% (continued)
	Poland - 0.1%
$140,000	Poland Government International Bond 5.00%, 03/23/2022	$153,656
	South Africa - 0.0%
100,000	South Africa Government International Bond 6.88%, 05/27/2019	108,640
	Uruguay - 0.0%
45,000	Uruguay Government International Bond 5.10%, 06/18/2050	43,256
	Total Foreign Government Obligations (cost $3,211,998)	3,238,602
Municipal Bonds - 0.3%
	Airport Revenues - 0.0%
5,000	County of Clark Department of Aviation 6.82%, 07/01/2045	7,109
	General Obligations - 0.2%
105,000	California State GO, 7.60%, 11/01/2040	156,513
45,000	Connecticut State, GO 5.85%, 03/15/2032	54,093
105,000	llinois State, GO 5.10%, 06/01/2033	95,804
15,000	Massachusetts State, GO 5.46%, 12/01/2039	18,654
25,000	Mississippi State, GO 5.25%, 11/01/2034	29,855
15,000	New York, NY, GO 5.85%, 06/01/2040	18,989
30,000	Texas State, GO 5.52%, 04/01/2039	37,789
		411,697
	Higher Education (Universities, Dorms, etc.) - 0.0%
50,000	University of California Build America Bonds Rev., 5.77%, 05/15/2043	61,209
25,000	University of Texas System 4.79%, 08/15/2046	28,845
		90,054
	Miscellaneous - 0.0%
15,000	New Jersey State Economic Development Authority Lease Rev. 7.43%, 02/15/2029	18,046
	Tax Allocation - 0.0%
20,000	New York State Dormitory Authority 5.60%, 03/15/2040	24,602
	Transportation - 0.1%
30,000	Bay Area Toll Authority 6.26%, 04/01/2049	40,946
	Metropolitan Transportation Authority
20,000	5.87%, 11/15/2039	24,360
25,000	6.55%, 11/15/2031	31,961
15,000	6.65%, 11/15/2039	19,862
	New Jersey State Turnpike Authority
45,000	7.10%, 01/01/2041	62,802
15,000	7.41%, 01/01/2040	21,579

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
Municipal Bonds - 0.3% (continued)
	Transportation - (continued)
$50,000	Port Authority of New York & New Jersey 4.93%, 10/01/2051	$57,056
		258,566
	Utilities - Electric - 0.0%
45,000	American Municipal Power Inc. 6.05%, 02/15/2043	53,555
40,000	Municipal Electric Authority of Georgia 6.64%, 04/01/2057	44,902
		98,457
	Utilities - Water and Sewer - 0.0%
45,000	New York City Water & Sewer System 5.88%, 06/15/2044	58,614
	Total Municipal Bonds (cost $926,723)	967,145
U.S. Government Agencies - 15.9%
	FHLB - 0.2%
650,000	1.38%, 11/15/2019	647,753
60,000	5.50%, 07/15/2036	79,488
		727,241
	FHLMC - 4.6%
10,000	2.41%, 03/25/2023	9,980
10,000	2.45%, 08/25/2023	9,964
72,550	2.50%, 07/01/2027	73,464
49,462	2.50%, 09/01/2027	50,084
79,232	2.50%, 10/01/2027	80,228
191,446	2.50%, 04/01/2028	193,738
229,742	2.50%, 06/01/2028	232,485
67,022	2.50%, 01/01/2029	67,204
295,146	2.50%, 12/01/2031	295,953
112,327	2.50%, 12/01/2042	107,200
10,000	2.53%, 05/25/2026	9,705
10,000	2.57%, 07/25/2026	9,726
10,000	2.65%, 08/25/2026	9,778
15,000	2.67%, 12/25/2024	14,955
10,000	2.67%, 03/25/2026	9,836
10,000	2.75%, 01/25/2026	9,910
15,000	2.79%, 01/25/2022	15,329
15,000	2.81%, 01/25/2025	15,061
10,000	3.00%, 12/25/2025	10,111
21,941	3.00%, 12/01/2025	22,534
152,636	3.00%, 11/01/2026	156,692
16,810	3.00%, 03/01/2027	17,256
55,528	3.00%, 04/01/2027	57,004
81,893	3.00%, 09/01/2027	84,069
346,106	3.00%, 10/01/2028	355,350
298,735	3.00%, 12/01/2031	306,685
65,544	3.00%, 10/01/2042	65,351
162,077	3.00%, 10/01/2042	161,600
101,225	3.00%, 11/01/2042	100,927
105,705	3.00%, 12/01/2042	105,394
47,757	3.00%, 01/01/2043	47,616
147,112	3.00%, 01/01/2043	146,729

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
U.S. Government Agencies - 15.9% (continued)
	FHLMC - (continued)
$54,057	3.00%, 02/01/2043	$53,898
224,165	3.00%, 02/01/2043	223,506
133,184	3.00%, 02/01/2043	132,572
28,598	3.00%, 05/01/2043	28,514
77,088	3.00%, 05/01/2043	76,861
779,261	3.00%, 08/01/2045	772,621
290,840	3.00%, 09/01/2046	288,360
594,582	3.00%, 12/01/2046	589,514
495,213	3.00%, 01/01/2047	490,991
10,000	3.01%, 07/25/2025	10,139
15,000	3.02%, 01/25/2025	15,279
10,000	3.06%, 11/25/2023	10,308
15,000	3.06%, 12/25/2024	15,344
10,000	3.12%, 09/25/2026(4)	10,156
10,000	3.15%, 11/25/2025	10,230
10,000	3.30%, 10/25/2026	10,293
15,000	3.33%, 05/25/2025(4)	15,577
15,000	3.33%, 08/25/2025(4)	15,562
10,000	3.35%, 11/25/2026	10,331
10,000	3.41%, 12/25/2026	10,385
15,000	3.43%, 01/25/2027(4)	15,587
62,784	3.50%, 04/01/2026	65,632
59,555	3.50%, 08/01/2026	62,123
194,741	3.50%, 10/01/2026	203,140
83,353	3.50%, 10/01/2026	86,965
272,436	3.50%, 07/01/2029	284,423
23,888	3.50%, 10/01/2040	24,545
33,682	3.50%, 10/01/2041	34,596
120,989	3.50%, 11/01/2041	124,273
72,765	3.50%, 02/01/2042	74,748
25,518	3.50%, 03/01/2042	26,214
70,092	3.50%, 04/01/2042	72,001
71,960	3.50%, 04/01/2042	73,916
121,767	3.50%, 09/01/2042	125,080
61,738	3.50%, 09/01/2042	63,421
188,571	3.50%, 11/01/2042	193,711
76,347	3.50%, 01/01/2043	78,224
187,132	3.50%, 12/01/2043	192,108
449,594	3.50%, 09/01/2044	461,237
1,318,947	3.50%, 08/01/2046	1,349,832
680,000	3.75%, 03/27/2019	712,008
18,906	4.00%, 06/01/2024	19,632
51,624	4.00%, 07/01/2026	54,389
50,502	4.00%, 10/01/2040	53,188
91,181	4.00%, 10/01/2040	96,023
65,713	4.00%, 10/01/2040	69,212
11,040	4.00%, 12/01/2040	11,628
56,740	4.00%, 12/01/2040	59,756
14,986	4.00%, 02/01/2041	15,784
95,363	4.00%, 02/01/2041	100,440
14,334	4.00%, 04/01/2041	15,096
88,738	4.00%, 01/01/2042	93,474
154,076	4.00%, 02/01/2042	162,298
257,971	4.00%, 11/01/2043	271,520

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
U.S. Government Agencies - 15.9% (continued)
	FHLMC - (continued)
$259,736	4.00%, 05/01/2044	$272,652
160,417	4.00%, 07/01/2044	168,394
249,982	4.00%, 12/01/2046	262,412
2,188	4.50%, 05/01/2018	2,240
12,927	4.50%, 11/01/2024	13,682
40,880	4.50%, 09/01/2031	44,026
121,417	4.50%, 10/01/2039	130,841
20,490	4.50%, 05/01/2040	22,020
62,428	4.50%, 10/01/2040	67,124
107,424	4.50%, 06/01/2041	115,533
116,233	4.50%, 09/01/2041	124,891
34,360	5.00%, 05/01/2023	35,526
66,197	5.00%, 03/01/2027	72,025
51,450	5.00%, 11/01/2033	56,514
24,074	5.00%, 02/01/2038	26,193
5,541	5.00%, 04/01/2039	6,029
405,695	5.00%, 08/01/2041	447,100
61,447	5.00%, 08/01/2041	66,911
182,838	5.50%, 05/01/2036	203,475
13,802	5.50%, 05/01/2038	15,306
38,669	5.50%, 05/01/2038	42,888
43,571	5.50%, 08/01/2038	48,311
25,249	6.00%, 06/01/2036	28,770
24,200	6.00%, 04/01/2037	27,458
14,849	6.00%, 10/01/2037	16,814
150,000	6.25%, 07/15/2032	208,899
		13,514,617
	FNMA - 6.8%
900,000	1.75%, 06/20/2019	907,293
5,000	2.29%, 06/25/2026	4,733
10,000	2.37%, 07/25/2026(4)	9,517
10,000	2.42%, 10/25/2026(4)	9,545
10,000	2.45%, 09/25/2026(4)	9,516
5,000	2.49%, 05/25/2026	4,811
167,477	2.50%, 03/01/2027	169,420
77,854	2.50%, 07/01/2027	78,769
176,349	2.50%, 12/01/2027	178,403
97,804	2.50%, 02/01/2028	98,949
271,025	2.50%, 04/01/2028	274,225
253,104	2.50%, 07/01/2028	256,044
596,245	2.50%, 10/01/2031	597,104
131,643	2.50%, 01/01/2043	126,069
15,000	2.53%, 09/25/2024	14,827
10,000	2.58%, 03/25/2026	9,715
15,000	2.59%, 12/25/2024	14,757
10,000	2.70%, 02/25/2026	9,824
10,000	2.71%, 06/25/2025(4)	9,917
10,000	2.72%, 10/25/2024	9,994
10,000	2.90%, 01/25/2025(4)	10,060
10,000	2.94%, 01/25/2026(4)	10,012
41,250	3.00%, 12/01/2025	42,425
45,587	3.00%, 12/01/2026	46,827
77,771	3.00%, 03/01/2027	80,024

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
U.S. Government Agencies - 15.9% (continued)
	FNMA - (continued)
$93,508	3.00%, 04/01/2027	$96,214
256,627	3.00%, 07/01/2027	264,060
52,127	3.00%, 08/01/2027	53,496
178,501	3.00%, 02/01/2030	183,188
447,180	3.00%, 02/01/2032	458,946
37,663	3.00%, 04/01/2042	37,546
37,779	3.00%, 09/01/2042	37,550
77,557	3.00%, 11/01/2042	77,316
125,621	3.00%, 11/01/2042	125,231
172,372	3.00%, 12/01/2042	171,838
207,503	3.00%, 01/01/2043	206,851
112,316	3.00%, 02/01/2043	111,969
277,259	3.00%, 02/01/2043	276,388
158,848	3.00%, 04/01/2043	158,340
353,279	3.00%, 04/01/2043	352,184
96,422	3.00%, 04/01/2043	96,123
66,272	3.00%, 07/01/2043	66,050
117,271	3.00%, 10/01/2043	116,872
202,207	3.00%, 11/01/2043	200,577
942,965	3.00%, 03/01/2046	935,362
553,498	3.00%, 10/01/2046	549,036
114,126	3.00%, 11/01/2046	113,348
1,079,798	3.00%, 11/01/2046	1,071,092
417,790	3.00%, 12/01/2046	414,422
397,782	3.00%, 01/01/2047	394,575
8,844	3.50%, 09/01/2025	9,213
91,291	3.50%, 10/01/2028	95,567
167,231	3.50%, 07/01/2029	174,202
251,907	3.50%, 01/01/2041	259,203
49,877	3.50%, 02/01/2041	51,321
51,954	3.50%, 04/01/2041	53,459
65,648	3.50%, 11/01/2041	67,647
83,529	3.50%, 01/01/2042	85,903
33,452	3.50%, 03/01/2042	34,382
79,402	3.50%, 05/01/2042	81,610
103,980	3.50%, 06/01/2042	106,892
92,453	3.50%, 07/01/2042	95,008
245,043	3.50%, 07/01/2042	251,853
67,430	3.50%, 08/01/2042	69,304
89,944	3.50%, 08/01/2042	92,439
78,465	3.50%, 08/01/2042	80,647
332,471	3.50%, 09/01/2042	341,679
50,056	3.50%, 09/01/2042	51,447
98,495	3.50%, 09/01/2042	101,227
71,145	3.50%, 01/01/2043	73,116
212,691	3.50%, 05/01/2043	218,447
98,630	3.50%, 08/01/2043	101,454
99,460	3.50%, 08/01/2043	102,171
146,978	3.50%, 08/01/2043	151,026
84,626	3.50%, 08/01/2044	86,714
32,831	3.50%, 10/01/2044	33,624
83,214	3.50%, 01/01/2045	85,169
127,691	3.50%, 02/01/2045	130,690
687,854	3.50%, 11/01/2045	705,118

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
U.S. Government Agencies - 15.9% (continued)
	FNMA - (continued)
$640,502	3.50%, 07/01/2046	$655,547
199,345	3.50%, 01/01/2047	204,028
130,273	4.00%, 05/01/2020	134,668
30,617	4.00%, 04/01/2025	32,234
41,424	4.00%, 09/01/2025	43,604
49,642	4.00%, 08/01/2026	51,322
110,590	4.00%, 08/01/2040	116,354
20,596	4.00%, 08/01/2040	21,644
165,352	4.00%, 09/01/2040	174,005
8,495	4.00%, 10/01/2040	8,941
359,548	4.00%, 12/01/2040	378,377
136,108	4.00%, 02/01/2041	143,272
36,438	4.00%, 04/01/2041	38,223
18,790	4.00%, 07/01/2041	19,823
45,514	4.00%, 09/01/2041	47,831
399,761	4.00%, 12/01/2041	421,434
142,513	4.00%, 01/01/2042	149,986
497,755	4.00%, 11/01/2043	524,771
29,536	4.00%, 01/01/2044	30,992
266,296	4.00%, 01/01/2044	280,410
27,985	4.00%, 05/01/2044	29,354
176,847	4.00%, 12/01/2044	185,540
19,803	4.50%, 05/01/2025	20,479
53,452	4.50%, 04/01/2026	56,014
10,605	4.50%, 04/01/2029	11,396
83,234	4.50%, 06/01/2030	89,468
15,822	4.50%, 08/01/2038	16,997
68,032	4.50%, 01/01/2039	72,905
37,154	4.50%, 02/01/2039	39,930
105,003	4.50%, 04/01/2039	112,762
32,205	4.50%, 11/01/2039	34,512
59,267	4.50%, 02/01/2040	63,764
118,432	4.50%, 09/01/2040	127,370
114,342	4.50%, 10/01/2040	122,857
78,253	4.50%, 04/01/2041	83,917
21,924	4.50%, 04/01/2041	23,602
100,758	4.50%, 04/01/2041	108,458
112,417	4.50%, 07/01/2041	121,035
188,162	4.50%, 01/01/2044	201,877
47,366	5.00%, 02/01/2022	48,678
33,118	5.00%, 05/01/2028	36,151
213,252	5.00%, 05/01/2035	233,332
175,685	5.00%, 08/01/2035	192,162
86,404	5.00%, 03/01/2037	94,315
1,526	5.00%, 05/01/2037	1,665
33,261	5.00%, 02/01/2039	36,306
52,240	5.00%, 04/01/2039	57,023
28,317	5.00%, 01/01/2040	30,958
320,962	5.00%, 01/01/2041	351,200
251,915	5.50%, 10/01/2035	280,674
26,271	5.50%, 05/01/2037	29,152
8,610	5.50%, 01/01/2038	9,593
14,463	5.50%, 02/01/2038	16,054
108,318	5.50%, 02/01/2038	121,028

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
U.S. Government Agencies - 15.9% (continued)
	FNMA - (continued)
$53,755	5.50%, 06/01/2038	$59,908
21,513	5.50%, 07/01/2038	23,971
21,240	5.50%, 08/01/2038	23,600
61,143	5.50%, 09/01/2038	68,072
18,965	5.50%, 05/01/2040	21,121
130,000	5.63%, 07/15/2037	174,707
30,850	6.00%, 04/01/2036	34,832
53,156	6.00%, 07/01/2037	60,017
76,605	6.00%, 07/01/2037	86,495
31,777	6.50%, 06/01/2039	35,805
53,000	6.63%, 11/15/2030	74,749
		20,543,157
	GNMA - 4.2%
24,539	2.50%, 10/15/2027	24,831
71,914	2.50%, 01/15/2043	69,690
150,000	2.50%, 03/20/2047	145,634
49,716	3.00%, 04/15/2027	51,567
99,439	3.00%, 03/20/2028	102,627
42,484	3.00%, 06/20/2042	43,026
182,970	3.00%, 08/20/2042	185,301
186,606	3.00%, 09/20/2042	188,983
109,781	3.00%, 11/15/2042	111,147
141,712	3.00%, 12/20/2042	143,517
105,637	3.00%, 05/15/2043	106,943
234,493	3.00%, 06/20/2043	237,480
216,727	3.00%, 07/20/2043	219,488
241,089	3.00%, 10/20/2045	243,487
682,206	3.00%, 09/20/2046	688,991
494,392	3.00%, 11/20/2046	499,309
992,636	3.00%, 12/20/2046	1,002,509
9,110	3.50%, 09/15/2025	9,484
31,146	3.50%, 09/20/2040	32,331
38,311	3.50%, 12/15/2040	39,738
14,794	3.50%, 02/15/2041	15,345
14,025	3.50%, 12/20/2041	14,596
75,311	3.50%, 01/20/2042	78,400
31,998	3.50%, 02/20/2042	33,320
20,762	3.50%, 03/15/2042	21,541
138,741	3.50%, 04/20/2042	144,474
171,497	3.50%, 05/20/2042	178,585
14,012	3.50%, 06/15/2042	14,562
61,119	3.50%, 06/15/2042	63,517
96,846	3.50%, 06/20/2042	100,938
115,515	3.50%, 08/20/2042	120,289
148,313	3.50%, 04/20/2043	154,443
182,325	3.50%, 07/20/2043	189,861
104,283	3.50%, 08/15/2043	108,671
302,504	3.50%, 09/20/2043	315,008
906,562	3.50%, 04/20/2045	941,054
1,276,224	3.50%, 11/20/2046	1,324,780
697,196	3.50%, 01/20/2047	723,722
15,565	4.00%, 08/15/2026	16,236
232,457	4.00%, 08/15/2039	245,493

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
U.S. Government Agencies - 15.9% (continued)
	GNMA - (continued)
$30,817	4.00%, 07/20/2040	$32,802
18,831	4.00%, 08/15/2040	19,939
19,719	4.00%, 10/20/2040	21,016
116,666	4.00%, 12/15/2040	123,972
37,952	4.00%, 06/15/2041	40,090
30,094	4.00%, 09/15/2041	32,439
14,157	4.00%, 12/20/2041	15,037
28,781	4.00%, 01/20/2042	30,556
17,729	4.00%, 03/20/2042	18,818
67,079	4.00%, 05/20/2042	71,188
52,411	4.00%, 06/15/2042	55,522
264,894	4.00%, 06/20/2044	279,980
213,579	4.00%, 09/20/2044	225,742
237,978	4.00%, 11/20/2044	251,531
453,413	4.00%, 11/20/2045	479,235
250,000	4.00%, 03/20/2047	264,295
71,460	4.50%, 05/15/2039	77,136
222,908	4.50%, 09/15/2039	242,578
23,424	4.50%, 04/15/2040	25,028
7,025	4.50%, 05/20/2040	7,584
8,298	4.50%, 06/15/2040	8,865
53,720	4.50%, 06/20/2040	57,997
151,087	4.50%, 09/20/2040	163,175
102,090	4.50%, 10/15/2040	109,242
31,979	4.50%, 10/20/2040	34,638
69,505	4.50%, 03/20/2041	75,038
14,407	4.50%, 04/15/2041	15,417
44,785	4.50%, 06/20/2041	48,350
98,093	5.00%, 11/20/2035	108,057
47,609	5.00%, 09/15/2039	52,545
79,568	5.00%, 02/15/2040	88,043
111,680	5.00%, 09/20/2040	122,663
68,709	5.00%, 02/20/2041	75,415
58,174	5.00%, 03/20/2041	64,211
62,580	5.00%, 08/20/2041	68,674
17,496	5.00%, 12/20/2041	19,436
17,120	5.50%, 05/20/2038	18,934
41,600	5.50%, 07/15/2038	46,429
9,380	5.50%, 07/15/2039	10,455
37,800	5.50%, 08/20/2041	41,970
78,040	6.00%, 02/15/2036	88,310
20,976	6.00%, 08/20/2041	23,996
		12,607,266
213,000	Tennessee Valley Authority - 0.1% 6.75%, 11/01/2025	278,209
	Total U.S. Government Agencies (cost $47,916,865)	47,670,490
U.S. Government Securities - 17.8%(1)
	U.S. Treasury Bonds - 2.5%
1,160,000	2.50%, 02/15/2045	1,042,324
3,210,000	2.50%, 02/15/2046	2,876,963
276,000	3.13%, 11/15/2041	282,436

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value(1)
U.S. Government Securities - 17.8% (continued)
	U.S. Treasury Bonds - (continued)
$2,180,000	3.13%, 02/15/2043	$2,223,260
500,000	3.50%, 02/15/2039	550,293
		6,975,276
	U.S. Treasury Notes - 15.3%
730,000	0.63%, 04/30/2018	726,208
5,500,000	1.00%, 11/30/2018	5,481,091
3,300,000	1.13%, 02/28/2021	3,219,563
6,700,000	1.25%, 11/30/2018	6,704,449
1,000,000	1.38%, 03/31/2020	995,664
6,220,000	1.63%, 06/30/2019	6,260,573
3,300,000	1.63%, 05/15/2026	3,095,426
6,288,000	1.75%, 05/15/2022	6,221,680
2,750,000	2.00%, 02/15/2025	2,689,308
2,200,000	2.00%, 11/15/2026	2,125,235
315,000	2.13%, 05/15/2025	310,250
2,410,000	2.75%, 11/15/2023	2,495,198
3,525,000	2.75%, 02/15/2024	3,647,550
2,215,000	3.13%, 05/15/2021	2,330,249
		46,302,444
	Total U.S. Government Securities (cost $53,982,334)	53,277,720
	Total Long-Term investments - Excluding Purchased Options (cost $207,885,302)	224,478,456
Short-Term Investments - 13.1%(1)
	Repurchase Agreements - 0.4%(1)

RBC Capital Markets LLC TriParty Repurchase Agreement
(dated 03/31/2017 repurchase price $1,280,082, collateralized by FHLMC 2.50% - 4.00%, 2043 - 2047, GNMA 4.00% - 4.50%, 2043 - 2046, U.S. Treasury Securities 0.13% - 4.50%, 2019 - 2047, value of $1,293,748)

1,280,000	0.77%, 04/03/2017	1,280,000
	U.S. Government Agencies - 12.7%(1)
	FHLB - 4.4%
10,000,000	0.52%, 04/24/2017(6)	9,995,970
3,000,000	0.79%, 06/21/2017(6)	2,995,062
		12,991,032
	FHLMC - 4.3%
10,000,000	0.75%, 06/15/2017(6)	9,984,790
3,000,000	0.77%, 06/01/2017(6)	2,996,313
		12,981,103
	FNMA - 4.0%
6,000,000	0.52%, 04/05/2017(6)	5,999,772
5,000,000	0.53%, 05/09/2017(6)	4,996,350

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

Short-Term Investments - 13.1% (continued)
	U.S. Government Agencies - (continued)
	FNMA - (continued)
1,000,000	0.75%, 05/17/2017(6)		999,108
			11,995,230
			37,967,365
	Total Short-Term investments (cost $39,248,160)		39,247,365
	Total Investments Excluding Purchased Options (cost $247,133,462)	88.2%	$263,725,821
	Total Purchased Options (cost $39,981,719)	8.0%	23,789,897
	Total Investments (cost $287,115,181)(7)	96.1%	$287,515,718
	Other Assets and Liabilities	3.9%	11,605,464
	Total Net Assets	100.0%	$299,121,182

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard (GICS®), which was developed by and is the exclusive property and service mark of MSCI, Inc. and S&P.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

(1)               See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

(2)               Non-income producing.

(3)               Affiliated company as defined under Sections 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940. Hartford Investment Management Company, the Fund’s adviser, is a wholly-owned subsidiary of The Hartford Financial Services Group, Inc. A summary of transactions for the three-month period ended March 31, 2017 is as follows:

Company	Beginning Value At January 1, 2017	Purchase Cost	Sales Proceeds	Realized Gain (Loss)	Unrealized Gain (Loss)	Ending Value At March 31, 2017	Dividend Income

Hartford Financial Services Group, Inc. (The)	$81,100	$—	$(15,286)	$2,401	$(1,590)	$66,625	$331

(4)               Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2017.

(5)               Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2017, the aggregate value of these securities was $522,131, which represents 0.2% of total net assets.

(6)               The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

(7)               At March 31, 2017, the cost of securities for federal income tax purposes was $287,730,226, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$19,223,910
Unrealized Depreciation	(19,438,418)
Net Unrealized Depreciation	$(214,508)

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

Futures Contracts Outstanding at March 31, 2017

Description	Number of Contracts	Expiration Date	Aggregate Cost	Notional Value	Unrealized Appreciation/ (Depreciation)

Short position contracts:
S&P 500 (E-Mini)	(489)	06/16/2017	(57,717,241)	$(57,682,440)	$34,801

Cash of $3,700,000 was pledged as initial margin deposit and collateral for open futures contracts at March 31, 2017.

OTC Option Contracts Outstanding at March 31, 2017

Description	Counter- party	Risk Exposure Category	Exercise Price	Expiration Date	Number of Contracts	Market Value	Premiums Received/Paid by Fund(1)	Unrealized Appreciation Depreciation

Purchased option contracts:
Put option contracts
S&P 500 Index Option	BCLY	EQ	2,098	11/02/21	31,706	7,930,049	13,320,087	(5,390,038)
S&P 500 Index Option	CSI	EQ	2,098	11/02/21	31,705	7,929,799	13,290,419	(5,360,620)
S&P 500 Index Option	JPM	EQ	2,098	11/02/21	31,706	$7,930,049	$13,371,213	$(5,441,164)

Total put option contracts					95,117	$23,789,897	$39,981,719	$(16,191,822)
Total purchased option contracts					95,117	$23,789,897	$39,981,719	$(16,191,822)

(1) For purchased options, premiums are paid by the Fund, for written options, premiums are received.

The brokers deposited securities valued at $17,298,917 and cash of $8,340,000 with the custodian to serve as collateral for the options purchased by the Fund. The collateral is maintained in a segregated account at the custodian on behalf of the Fund. Since the brokers retain legal title to the securities, the securities are not considered assets of the Fund and are not included in the Statement of Assets and Liabilities.

GLOSSARY:(abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s

Other Abbreviations:
EQ	Equity
ETF	Exchange Traded Fund
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Municipal Abbreviations:
DA	Development Authority
GO	General Obligation

Counterparty Abbreviations:
BCLY	Barclays Bank PLC
CSI	Credit Suisse International
JPM	JP Morgan Chase & Co.
RBC	RBC Dominion Securities

Credit Exposure

as of March 31, 2017

Credit Rating*	Percentage of Net Assets

AAA/Aaa	20.9%
AA/Aa	17.0
A	6.2
BBB/Baa	5.2
Not Rated	0.3
Non-Debt Securities and Other Short-Term Instruments	46.5
Other assets and liabilities	3.9

Total	100.0%

*          Credit exposure is the long-term credit ratings for the Fund’s holdings, as of the date noted, as provided by Standard and Poor’s Corporation (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch. Inc. (“Fitch”) and typically range from AAA/Aaa (highest) to C/D (lowest). Presentation of S&P, Moody’s and Fitch credit ratings in this report have been selected for informational purposes for shareholders, as well as the Fund’s consideration of industry practice. If S&P, Moody’s and Fitch assign different ratings, the median rating is used. If only two agencies assign ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as “Not Rated.” Ratings do not apply to the Fund itself or to the Fund’s shares. Ratings may change.

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (concluded)
March 31, 2017 (Unaudited)

Investment Valuation Hierarchy Level Summary at March 31, 2017

Description	Total	Level 1(1)	Level 2(1)	Level 3(1)

Assets:
Common Stocks(2)	$75,188,884	$75,188,884	$—	$—
Exchange-Traded Funds	796,168	796,168	—	—
Asset & Commercial Mortgage Backed Securities	1,277,460	—	1,277,460	—
Corporate Bonds	42,061,987	—	42,061,987	—
Foreign Government Obligations	3,238,602	—	3,106,002	132,600
Municipal Bonds	967,145	—	967,145	—
U.S. Government Agencies	47,670,490	—	47,670,490	—
U.S. Government Securities	53,277,720	—	53,277,720	—
Short-Term Investments	39,247,365	—	39,247,365	—
Put Options Purchased	23,789,897	—	23,789,897	—

Total	$287,515,718	$75,985,052	$211,398,066	$132,600

Futures(3)	$34,801	$34,801	$—	$—

Total	$34,801	$34,801	$—	$—

Liabilities:

(1) For the three-month period ended March 31, 2017, there were no transfers between any Levels.

(2) Refer to the Schedule of Investments for further industry breakout.

(3) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Level 3 investments held by the Fund at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the three-month period ended March 31, 2017 is not presented.

None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

The accompanying Notes are an integral part of these schedules of investments.

HIMCO Variable Insurance Trust
Notes to the Schedule of Investments
March 31, 2017 (Unaudited)

Determination of Net Asset Value - The net asset value (“NAV”) is determined for each class of the Funds’ shares as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, the Funds will treat such day as a typical business day and accept purchase and redemption orders and calculate the Funds’ NAV as of 4:00 p.m. Eastern Time. The NAV for each class of shares is determined by dividing the value of the Funds’ net assets attributable to a class of shares by the number of shares outstanding for that class. For any day where, due to technical or other issues, trading is halted before the scheduled close of the Exchange, and not as part of a trading halt that is effected on a market-wide basis, the Funds may elect to continue to treat the Valuation Date as occurring at the time of the schedule close of the Exchange. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

Investment Valuations and Fair Value Measurements - For purposes of calculating the NAV, portfolio securities and other assets held in the Funds’ portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales were reported, market value is based on prices obtained from independent pricing services, a quotation reporting system, or established market makers. If market prices are not readily available or are deemed unreliable, the Funds will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Trustees. Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of the Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign securities or other instruments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that the Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Certain Funds do not buy investment securities directly. Instead, each Fund invests all of its assets in a separate mutual fund, which has the same investment objective and strategies as the Fund. Each Master Fund is a series of American Funds Insurance Series®. Investments in Class 1 shares of the Master Funds are valued at the respective NAV of each Master Fund as determined as of the NYSE Close on the Valuation Date. If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Trustees. The Prospectuses, Statements of Additional Information and Shareholder Reports by the Master Funds explain the valuation methods used for the Master Funds, including the circumstances under which the Master Funds may use fair value pricing and the effects of doing so. Such Prospectuses, Statements of Additional Information and Shareholder Reports are available on the SEC EDGAR database on its internet site at http://www.sec.gov.

Fixed income securities, including those with a remaining maturity of less than sixty (60 days), and non-exchange traded derivatives held by the Funds are valued in accordance with procedures established by the Board of Trustees. Such investments are normally valued on the basis of quotes obtained from independent pricing services or brokers and dealers. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Generally, the Funds may use fair valuation in regard to fixed income positions when the Funds hold defaulted or distressed investments or investments in a company in which a reorganization is pending. If pricing services do not provide a price for short term investments maturing in 60 days or less, such investments are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange traded futures, options and options on futures are valued in accordance with procedures established by the Board of Trustees. Such instruments are normally valued on the basis of quotes obtained from independent pricing services. Prices obtained from independent pricing services use most recent settlement prices and/or bid and ask prices for futures; and last sale prices and bid and ask prices for options and options on futures. If pricing services are not able to provide prices for futures, such instruments will generally be valued at the most recent trade price as of the NYSE Close. If pricing services are not able to provide prices for options and options on futures, such instruments will generally be valued on the basis of quotes obtained from brokers, dealers or market makers. If the option is out of the money, within 30 days of expiration and no bid price is available, the

HIMCO Variable Insurance Trust
Notes to the Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

option may be valued at zero. If such instruments do not trade on an exchange, values may be supplied by an independent pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other adjustments.

Investments in registered open-end investment companies are valued at the respective NAV of each such investment on the Valuation Date. Such open-end funds may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Board of Trustees.

United States Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. The determination of which category within the fair value hierarchy is appropriate for any given instrument is based on the lowest level of input that is significant to the fair value measurement. These levels are:

•                  Level 1 – Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, investment companies, exchange traded funds, rights and warrants.

•                  Level 2 – Observable inputs other than Level 1 prices, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities or other market corroborated inputs. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

•                  Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The procedures adopted by the Board of Trustees define how investments are to be valued, including the formation and activities of a Valuation Committee.  The Valuation Committee has the overall responsibility for implementing the procedures adopted by the Board of Trustees, including the responsibility for determining the fair value of the Funds’ investments.  The Valuation Committee is also responsible for determining in good faith the fair value of an investment when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment, as provided by the primary pricing service or alternative source, is believed not to reflect the investment’s fair value as of the Valuation Date.

The Valuation Committee is comprised of the Trust’s Chief Executive Officer, Treasurer, Chief Operating Officer, and Chief Legal Officer, or their designees, and other personnel of the investment manager subject to prior approval by the Board of Trustees. In addition, the Trust’s Chief Compliance Officer (“CCO”) shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures and to keep the Trust’s CCO regularly informed of pricing and Valuation Committee proceedings. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Funds’ adviser, knowledgeable brokers, and legal counsel in making such determination.

HIMCO Variable Insurance Trust
Notes to the Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

At each quarterly meeting of the Board of Trustees, the Valuation Committee provides a written report that includes details of all fair-valued investments to the extent any are fair-valued, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” review). The Board of Trustees then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary included in the Schedule of Investments for each Fund.

For information regarding the Funds’ other significant accounting policies, securities and other investments, and financial derivative instruments, please refer to the Funds’ most recent Semiannual or Annual Report.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HIMCO Variable Insurance Trust

Date:	May 12, 2017	By:	/s/ Matthew Poznar
Matthew Poznar
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:	May 12, 2017	By:	/s/ Matthew Poznar
Matthew Poznar
President

Date:	May 12, 2017	By:	/s/ Peter Sannizzaro
Peter Sannizzaro
Treasurer